UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
460 Polaris Parkway	1095 Avenue of the Americas
Westerville, OH 43082	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 through April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Exchange-Traded Funds

April 30, 2015 (Unaudited)

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER

June 17, 2015 (Unaudited)

Dear Shareholder:

While the combined efforts of leading central banks appears to have largely succeeded in extending the global economic recovery into 2015, the trajectory of global growth has been uneven and several distinct challenges remain.

“In our opinion, investors may not be able to immunize their portfolios from fluctuations in financial markets, but they can mitigate the impact of volatility through a properly diversified portfolio free of concentrated “bets” on particular regions, sectors or asset classes.”

Financial markets saw a notable increase in volatility in 2015 as investors reacted to central bank interventions, continued weakness in oil prices, a strong U.S. dollar and a handful of geo-political crises. Signs of slowing growth in the European Union, Japan and China in the second half of 2014 drove central bankers to enact substantial economic stimulus that ultimately provided support for equity prices.

Importantly, investors who withstood the increased volatility brought on by theses events and trends were rewarded with positive returns in both developed market and emerging market equities for the six months ended April 30, 2015.

We believe this serves to illustrate an important lesson for investors. While the market conditions that prevailed during the six months through April were in some ways unique, at any given time there are a range of fundamental factors that move financial markets and affect volatility. In our opinion, investors may not be able to immunize their portfolios from fluctuations in financial markets, but they can mitigate the impact of volatility through a properly diversified portfolio free of concentrated “bets” on particular regions, sectors or asset classes. As the past six months has shown, a fully invested and diversified portfolio combined with a patient, long-term view may best serve investors seeking to benefit from global growth, while protecting their portfolios from unforeseen risks.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. If you should have any questions, please visit www.jpmorganfunds.com or call J.P. Morgan Exchange-Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange-Traded Funds

J.P. Morgan Asset Management

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE PERIOD JANUARY 7, 2015 (FUND INCEPTION DATE) THROUGH APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF*	10.00%
Market Price**	10.68%
FTSE Emerging Diversified Factor Index (net of foreign withholding taxes)	10.51%
FTSE Emerging Index (net of foreign withholding taxes)	11.60%
MSCI Emerging Markets Index (net of foreign withholding taxes)	11.85%

Net Assets as of 4/30/2015	$32,997,754

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure through a multi-factor stock screen combined with region and sector weightings that reflect their relative risk. This methodology is designed to generate a diversified and liquid portfolio that offers broad-based exposure to emerging market equities. The Underlying Index methodology includes quarterly rebalancing and liquidity screens.

HOW DID THE MARKET PERFORM?

Emerging market equity indexes outperformed their developed market peers in the first four months of 2015, despite the continued strength of the U.S. dollar. A decisive commitment by policymakers in China to support growth helped fuel a significant rally in the Chinese equity market, with most of the gains coming in April. Moreover, investor speculation around possible reforms of China’s state-owned enterprises pushed up the shares of companies that might benefit from consolidation and restructuring. A strong rebound in oil prices from their January lows also lifted emerging market stocks. Russia, an oil and gas exporting nation, was a primary beneficiary of the rebound in oil prices, with both its currency and equity prices showing strength.

Conversely, disappointing corporate earnings and investor impatience over the speed of economic reform pushed Indian stocks lower in 2015, following significant outperformance in 2014. Equity prices in Turkey, which also outperformed in 2014, fell sharply in the four month reporting period on concerns over economic policy direction and risks associated with upcoming elections. Finally, Latin American markets continued to underperform due to domestic concerns, particularly economic stagnation in Brazil.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the period January, 7, 2015 to April 30, 2015.

On an absolute basis, the Fund’s positions in the financials and industrial sectors were the largest contributors to performance, while the Fund’s positions in the consumer and defensives (health care, telecommunications and utilities) sectors were the smallest contributors to performance.

By region, the largest contributors to the Fund’s absolute performance were in “ChIndia” (China and India) and EMEA (Europe, Middle East and Africa), while the smallest contributors to absolute performance were from Latin America (Brazil, Chile, Colombia and Mexico) and ASEAN (Indonesia, Malaysia, Philippines and Thailand).

Because the Fund’s holdings were closely aligned with those of the Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviations from the Underlying Index related to issues around local market access in certain countries, differences in the timing of the Underlying Index and the Fund’s net asset value calculations and foreign exchange pricing, and the fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocations of assets were to ChIndia and North Asia and its smallest allocations were to Latin America and ASEAN. In terms of sectors, the Fund’s largest positions were in financials and industrials. The smallest positions were in the commodities and consumer sectors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.00 as of April 30, 2015.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $55.34 as of April 30, 2015.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

2	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	iShares MSCI India ETF	6.5%
2.	Taiwan Semiconductor Manufacturing Co., Ltd.	2.9
3.	China Mobile Ltd.	2.7
4.	Tencent Holdings Ltd.	2.7
5.	Hon Hai Precision Industry Co., Ltd.	1.7
6.	Ambev S.A.	1.6
7.	MTN Group Ltd.	1.6
8.	America Movil SAB de CV	1.6
9.	Petroleo Brasileiro S.A.	1.4
10.	Gazprom OAO	1.2

PORTFOLIO COMPOSITION BY COUNTRY*
China	23.5%
Taiwan	18.0
South Africa	10.1
Brazil	9.7
United States	6.5
Indonesia	4.9
Russia	4.5
Thailand	4.3
Malaysia	4.2
Mexico	3.4
Philippines	3.4
India	1.7
Turkey	1.6
Poland	1.2
Others (each less than 1%)	3.0

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s composition is subject to change.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE PERIOD JANUARY 7, 2015 (FUND INCEPTION DATE) THROUGH APRIL 30, 2015 (Unaudited) (continued)

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index, and the MSCI Emerging Markets Index from January 7, 2015 to April 30, 2015. The performance of the Fund reflects the deduction of fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The FTSE Emerging Diversified Factor Index is an index comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, originally developed by the Fund’s adviser. FTSE International Limited is the Index Provider. The FTSE Emerging Index is part of the FTSE Global Equity Index Series. The series includes large and mid cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF*	5.90%
Market Price**	5.01%
FTSE Developed Diversified Factor Index (net of foreign withholding taxes)	6.61%
FTSE Developed Index (net of foreign withholding taxes)	5.15%
MSCI World Index (net of foreign withholding taxes)	8.25%

Net Assets as of 4/30/2015	$47,050,546

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large and mid-cap equity securities in developed global markets, diversified across industries and regions. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: relative valuation, price momentum, low volatility and specific market capitalization. The Underlying Index’s methodology includes quarterly rebalancing, liquidity screens and turnover constraints.

HOW DID THE MARKET PERFORM?

Increased central bank stimulus in the European Union and the Japanese government’s bulk purchases of equities during the six month period provided support for equity markets outside the U.S. Meanwhile, the U.S. Federal Reserve ended its own asset purchasing program but held interest rates at historical lows. U.S. equity prices remained near record highs for much of the period, supported by low interest rates, earnings growth and mergers and acquisitions activity. For the six months ended April 30, 2015, the MSCI All Country World Index returned 4.97%.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2015.

On an absolute basis, the Fund’s positions in the health care, consumer services, consumer goods and health care sectors were leading contributors to performance for the six month reporting period, while its position in the utilities and tele-

communications sectors were the smallest positive contributors to performance and oil & gas was the sole sector detractor from performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation of assets was to North American markets – particularly the U.S. – with slightly smaller allocations to Asia, Europe and Japan. In terms of sectors, the Fund’s largest positions were in the consumer goods, consumer services and health care sectors, while the smallest positions were in the basic materials, oil & gas and telecommunications sectors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $52.28 as of April 30, 2015.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $52.26 as of April 30, 2015.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Samsung Electronics Co., Ltd.	0.5%
2.	CK Hutchison Holdings Ltd.	0.5
3.	Toyota Motor Corp.	0.5
4.	CSL Ltd.	0.5
5.	BHP Billiton Ltd.	0.5
6.	DBS Group Holdings Ltd.	0.5
7.	Wesfarmers Ltd.	0.5
8.	Hutchison Whampoa Ltd.	0.5
9.	Singapore Telecommunications Ltd.	0.5
10.	Celltrion Inc.	0.4

PORTFOLIO COMPOSITION BY COUNTRY*
United States	25.5%
Japan	21.8
Australia	10.3
South Korea	8.1
Hong Kong	4.4
France	3.9
United Kingdom	3.4
Canada	3.0
Germany	2.9
Singapore	2.8
Sweden	2.8
Switzerland	2.3
Spain	2.0
Netherlands	1.2
Italy	1.1
Belgium	1.1
Other (each less than 1%)	3.4

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s composition is subject to change.

6	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

LIFE OF FUND PERFORMANCE (6/16/14 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the FTSE Developed Diversified Factor Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to April 30, 2015. The performance of the Fund reflects the deduction of fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Diversified Factor Index, the FTSE Developed Net Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the index, if applicable. The FTSE Developed Diversified Factor Index is an index comprised of equity securities from developed global markets selected to represent a diversified set of factor characteristics, originally developed by the Fund’s adviser. FTSE International Limited is the

Index Provider. The FTSE Developed Net Index is a market-capitalization weighted index representing the performance of large and mid cap companies in developed markets. The index is derived from the FTSE Global Equity Index Series which covers 98% of the world’s investable market capitalization. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 5, 2014 (FUND INCEPTION DATE) THROUGH APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF*	7.42%
Market Price**	7.66%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	7.92%
FTSE Developed ex North America Index (net of foreign withholding taxes)	7.51%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	7.20%

Net Assets as of 4/30/2015	$96,387,719

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks large and mid-cap equity securities in developed markets outside North America, diversified across industries and regions. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: relative valuation, price momentum, low volatility and specific market capitalization. The Fund’s index methodology includes quarterly rebalancing, liquidity screens and turnover constraints.

HOW DID THE MARKET PERFORM?

Increased central bank stimulus in the European Union and the Japanese government’s bulk purchases of equities during the six months ended April 30, 2015, provided support for equity markets outside the U.S.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the period November 5, 2014 to April 30, 2015.

On an absolute basis, the Fund’s positions in the health care, consumer services and consumer goods sectors were leading contributors to performance, while the Fund’s positions in the oil & gas sector made the smallest contribution and the utilities sector was the sole detractor from performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

During the six month reporting period, the Fund had roughly equal exposure to four regions: Asia Pacific, United Kingdom, Europe and Japan. In terms of sectors, the Fund’s largest allocations at the end of the reporting period were to the consumer services, consumer goods and health care sectors. The Fund’s smallest allocations were to the technology, basic materials and telecommunications sectors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.55 as of April 30, 2015.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $53.67 as of April 30, 2015.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

8	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	BP plc	0.9%
2.	Royal Dutch Shell plc	0.8
3.	GlaxoSmithKline plc	0.8
4.	Samsung Electronics Co., Ltd.	0.7
5.	BG Group plc	0.7
6.	British American Tobacco plc	0.7
7.	Vodafone Group plc	0.6
8.	AstraZeneca plc	0.6
9.	BHP Billiton Ltd.	0.6
10.	Imperial Tobacco Group plc	0.5

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	24.7%
Japan	23.0
Australia	9.8
South Korea	8.7
France	5.5
Hong Kong	5.0
Singapore	3.5
Germany	3.2
Sweden	2.7
Netherlands	2.2
Spain	2.2
Switzerland	2.1
Finland	1.4
Italy	1.3
Others (each less than 1%)	4.7

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s composition is subject to change.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 5, 2014 (FUND INCEPTION DATE) THROUGH APRIL 30, 2015 (Unaudited) (continued)

LIFE OF FUND PERFORMANCE (11/05/14 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to April 30, 2015. The performance of the Fund reflects the deduction of fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the index, if applicable. The FTSE Developed ex North America Diversified Factor Index is an index comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the Fund’s adviser. FTSE International Limited is the Index Provider. The FTSE Developed

ex North America Index is part of a range of indices designed to help investors benchmark their international investments. The index comprises Large and Mid cap stocks providing coverage of developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series which covers 98% of the world’s investable market capitalization. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 88.8%
	Brazil — 5.6%
85,280	Ambev S.A.	536,653
702	Arteris S.A.	1,864
8,689	Banco do Brasil S.A.	75,529
5,682	BB Seguridade Participacoes S.A.	65,515
15,898	BRF S.A.	340,812
2,088	CETIP S.A. - Mercados Organizados	23,784
5,778	Cia de Saneamento Basico do Estado de Sao Paulo (a)	34,135
588	Cia de Transmissao de Energia Eletrica Paulista	8,103
3,090	Cia Energetica de Sao Paulo	19,158
8,820	Cielo S.A.	121,339
2,538	Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,856
4,026	EDP - Energias do Brasil S.A.	15,019
5,280	Estacio Participacoes S.A.	31,316
2,400	Grupo BTG Pactual S.A.	23,698
32,348	Itausa - Investimentos Itau S.A.	114,342
12,408	JBS S.A.	63,256
27,684	Kroton Educacional S.A.	101,623
2,586	Localiza Rent a Car S.A.	30,315
2,322	Lojas Renner S.A.	81,090
924	M Dias Branco S.A. (a)	26,313
918	Porto Seguro S.A.	11,331
6,962	Souza Cruz S.A.	61,464
2,292	Sul America S.A.	10,749
1,572	Transmissora Alianca de Energia Eletrica S.A.	10,336
2,634	Via Varejo S.A.	16,366

		1,833,966

	Chile — 0.9%
224,940	Banco de Chile	25,854
408	Banco de Credito e Inversiones	20,341
586,932	Banco Santander Chile S.A.	31,599
118,620	Colbun S.A.	35,887
1,509,798	Corpbanca S.A.	17,101
13,500	Empresas CMPC S.A.	37,877
331,122	Enersis S.A.	115,667

		284,326

	China — 23.5%
12,000	Agile Property Holdings Ltd.	10,021
144,000	Agricultural Bank of China Ltd., Class H	81,069
26,000	Air China Ltd., Class H	31,359
12,000	Angang Steel Co., Ltd., Class H	9,972
10,000	Anhui Conch Cement Co., Ltd., Class H	40,433
12,000	ANTA Sports Products Ltd.	26,444

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
412,000	Bank of China Ltd., Class H	282,304
44,000	Bank of Communications Co., Ltd., Class H	45,103
12,000	BBMG Corp., Class H	14,852
12,000	Beijing Capital International Airport Co., Ltd., Class H	12,755
4,000	Beijing Enterprises Holdings Ltd.	36,555
24,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	11,863
72,000	Belle International Holdings Ltd.	92,410
10,800	BOE Technology Group Co., Ltd., Class A (a)	4,807
38,000	Brilliance China Automotive Holdings Ltd.	71,316
29,000	China Agri-Industries Holdings Ltd. (a)	16,561
12,000	China BlueChemical Ltd.	5,344
18,000	China Cinda Asset Management Co., Ltd., Class H	10,682
42,000	China CITIC Bank Corp., Ltd., Class H (a)	38,088
15,500	China CNR Corp., Ltd., Class H (a)	31,659
36,000	China Communications Construction Co., Ltd., Class H	65,479
24,000	China Communications Services Corp., Ltd., Class H	13,525
3,000	China Conch Venture Holdings Ltd.	8,056
395,000	China Construction Bank Corp., Class H	383,440
21,500	China COSCO Holdings Co., Ltd., Class H (a)	19,767
24,000	China Eastern Airlines Corp., Ltd., Class H (a)	18,533
18,000	China Everbright Bank Co., Ltd., Class H	12,196
24,000	China Everbright International Ltd.	44,754
4,000	China Everbright Ltd.	13,223
6,000	China Galaxy Securities Co., Ltd., Class H	9,813
12,000	China Gas Holdings Ltd.	21,202
9,000	China Hongqiao Group Ltd.	8,379
96,000	China Huishan Dairy Holdings Co., Ltd.	20,465
5,400	China International Marine Containers Group Co., Ltd., Class H	14,551
41,000	China Life Insurance Co., Ltd., Class H	198,985
29,000	China Longyuan Power Group Corp., Ltd., Class H	35,939
6,000	China Machinery Engineering Corp., Class H	7,965
10,000	China Medical System Holdings Ltd.	17,648
25,000	China Merchants Bank Co., Ltd., Class H	75,041
10,000	China Merchants Holdings International Co., Ltd.	45,367
33,500	China Minsheng Banking Corp., Ltd., Class H	48,915
62,500	China Mobile Ltd.	892,705
12,000	China Molybdenum Co., Ltd., Class H	12,003
24,000	China National Building Material Co., Ltd., Class H	29,110
12,000	China Oilfield Services Ltd., Class H	24,638

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	China — continued
22,000	China Overseas Land & Investment Ltd.	91,638
14,400	China Pacific Insurance Group Co., Ltd., Class H	78,052
216,000	China Petroleum & Chemical Corp., Class H	203,854
30,000	China Power International Development Ltd.	19,340
18,000	China Railway Construction Corp., Ltd., Class H	35,941
31,000	China Railway Group Ltd., Class H	43,504
12,000	China Resources Cement Holdings Ltd.	7,626
12,000	China Resources Land Ltd.	43,539
24,000	China Resources Power Holdings Co., Ltd.	72,400
30,000	China Shenhua Energy Co., Ltd., Class H	77,912
36,000	China Shipping Container Lines Co., Ltd., Class H (a)	20,302
12,000	China Shipping Development Co., Ltd., Class H	10,039
24,000	China South City Holdings Ltd.	10,577
24,000	China Southern Airlines Co., Ltd., Class H	23,585
12,000	China State Construction International Holdings Ltd.	23,128
6,000	China Taiping Insurance Holdings Co., Ltd. (a)	22,291
190,000	China Telecom Corp., Ltd., Class H	140,754
70,000	China Unicom Hong Kong Ltd.	131,469
7,200	China Vanke Co., Ltd., Class H	19,067
12,000	China Zhongwang Holdings Ltd.	7,269
11,400	Chongqing Changan Automobile Co., Ltd., Class B	37,405
18,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	16,056
46,000	CITIC Ltd.	92,022
6,000	CITIC Securities Co., Ltd., Class H	26,579
139,000	CNOOC Ltd.	237,024
12,000	COSCO Pacific Ltd.	18,818
30,000	Country Garden Holdings Co., Ltd.	16,197
5,700	CSG Holding Co., Ltd.	6,811
36,000	CSPC Pharmaceutical Group Ltd.	37,437
36,000	Datang International Power Generation Co., Ltd., Class H	21,059
6,700	Dazhong Transportation Group Co., Ltd., Class B	8,033
3,600	Dongfang Electric Corp., Ltd., Class H	8,162
40,000	Dongfeng Motor Group Co., Ltd., Class H	66,454
36,000	Evergrande Real Estate Group Ltd.	34,041
6,000	Far East Horizon Ltd.	6,336
12,000	Fosun International Ltd.	29,910
24,000	Franshion Properties China Ltd.	9,696
60,000	Geely Automobile Holdings Ltd.	33,754
8,000	Golden Eagle Retail Group Ltd.	11,981
156,000	GOME Electrical Appliances Holding Ltd.	39,963
14,500	Great Wall Motor Co., Ltd., Class H	110,020

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
6,000	Greentown China Holdings Ltd. (a)	7,444
7,500	Guangdong Electric Power Development Co., Ltd., Class B	7,587
24,000	Guangdong Investment Ltd.	35,788
20,000	Guangshen Railway Co., Ltd., Class H	13,245
32,000	Guangzhou Automobile Group Co., Ltd., Class H	34,740
4,800	Guangzhou R&F Properties Co., Ltd. (a)	6,122
11,000	Haier Electronics Group Co., Ltd.	31,643
6,000	Haitian International Holdings Ltd.	14,923
8,800	Haitong Securities Co., Ltd., Class H	28,742
9,500	Hengan International Group Co., Ltd.	117,201
36,000	Huadian Fuxin Energy Corp., Ltd., Class H	19,363
22,000	Huadian Power International Corp., Ltd., Class H	24,358
40,000	Huaneng Power International, Inc., Class H	56,729
24,000	Huaneng Renewables Corp., Ltd., Class H	10,478
392,000	Industrial & Commercial Bank of China Ltd., Class H	340,045
8,700	Inner Mongolia Yitai Coal Co., Ltd., Class B	13,241
12,000	Jiangsu Expressway Co., Ltd., Class H	16,476
12,000	Jiangxi Copper Co., Ltd., Class H	24,764
6,000	Kingboard Chemical Holdings Ltd.	10,920
24,000	Kunlun Energy Co., Ltd.	28,492
6,000	KWG Property Holding Ltd.	6,062
12,000	Lee & Man Paper Manufacturing Ltd.	6,798
54,000	Lenovo Group Ltd.	92,857
9,000	Longfor Properties Co., Ltd.	15,621
24,000	Metallurgical Corp of China Ltd., Class H	14,163
4,200	New China Life Insurance Co., Ltd., Class H	25,990
12,000	Nine Dragons Paper Holdings Ltd.	9,797
24,000	People’s Insurance Co., Ltd., Class H	16,618
180,000	PetroChina Co., Ltd., Class H	232,158
16,000	PICC Property & Casualty Co., Ltd., Class H	35,448
13,000	Ping An Insurance Group Company of China Ltd., Class H	185,916
12,000	Poly Property Group Co., Ltd.	7,689
2,400	Shanghai Bailian Group Co., Ltd., Class B	5,451
24,000	Shanghai Electric Group Co., Ltd., Class H	24,473
4,000	Shanghai Industrial Holdings Ltd.	15,948
1,400	Shanghai Jinqiao Export Co., Ltd.	2,950
2,600	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B (a)	7,927
1,600	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	5,043
7,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	24,279
9,000	Shenzhen International Holdings Ltd.	16,917

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	China — continued
12,000	Shenzhen Investment Ltd.	6,590
7,000	Shenzhou International Group Holdings Ltd.	32,923
6,000	Shimao Property Holdings Ltd.	14,126
12,000	Sichuan Expressway Co., Ltd., Class H	6,579
40,000	Sihuan Pharmaceutical Holdings Group Ltd.	22,760
36,000	Sino Biopharmaceutical Ltd.	41,100
12,000	Sinofert Holdings Ltd.	3,299
21,000	Sino-Ocean Land Holdings Ltd.	17,470
9,000	Sinopec Engineering Group Co., Ltd., Class H	9,715
24,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	14,500
12,400	Sinopharm Group Co., Ltd., Class H	58,897
18,000	Sinotrans Ltd., Class H	13,776
9,000	SOHO China Ltd.	6,828
10,000	Sunac China Holdings Ltd.	13,149
42,300	Tencent Holdings Ltd.	873,025
20,000	Tianhe Chemicals Group Ltd. (a)	2,415
6,000	TravelSky Technology Ltd., Class H	11,634
4,000	Weichai Power Co., Ltd., Class H	15,849
1,800	Weifu High-Technology Group Co., Ltd., Class B	8,421
3,600	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	8,364
2,800	Yantai Changyu Pioneer Wine Co., Ltd., Class B	12,933
12,000	Yanzhou Coal Mining Co., Ltd., Class H	11,999
36,000	Yuexiu Property Co., Ltd.	8,803
9,000	Zhaojin Mining Industry Co., Ltd.	6,470
12,000	Zhejiang Expressway Co., Ltd., Class H	19,058
48,000	Zijin Mining Group Co., Ltd., Class H	18,517
11,200	Zoomlion Heavy Industry Science and Technology Co., Ltd.	7,773
6,000	ZTE Corp., Class H	20,190

		7,746,910

	Colombia — 0.2%
59,976	Ecopetrol S.A.	51,113

	Czech Republic — 0.3%
2,404	CEZ A/S	62,456
132	Komercni banka A/S	29,437

		91,893

	Egypt — 0.2%
7,026	Commercial International Bank Egypt SAE	50,851
4,056	Egyptian Financial Group-Hermes Holding Co. (a)	7,566
8,664	Talaat Moustafa Group	11,406
5,430	Telecom Egypt Co.	7,020

		76,843

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hungary — 0.1%
1,596	OTP Bank plc	35,291

	India — 1.7%
7,294	ICICI Bank Ltd. ADR	79,724
7,746	Infosys Ltd. ADR	239,971
6,801	Reliance Industries Ltd. GDR	182,947
1,558	Tata Motors Ltd. ADR	64,174

		566,816

	Indonesia — 4.8%
250,800	Adaro Energy	16,886
9,000	Astra Agro Lestari	14,075
496,900	Astra International	261,485
207,600	Bank Central Asia	214,951
154,300	Bank Mandiri Persero	126,918
126,600	Bank Negara Indonesia Persero	62,479
180,500	Bank Rakyat Indonesia Persero	161,150
11,300	Gudang Garam	43,430
7,800	Indo Tambangraya Megah	7,574
27,000	Indocement Tunggal Prakarsa	43,603
29,300	Indofood CBP Sukses Makmur	29,736
109,700	Indofood Sukses Makmur	56,937
246,400	Perusahaan Gas Negara Persero	77,665
58,100	Semen Indonesia Persero	55,870
15,600	Tambang Batubara Bukit Asam Persero	11,216
1,175,800	Telekomunikasi Indonesia Persero	236,479
39,600	Tower Bersama Infrastructure	25,891
28,000	Unilever Indonesia	91,820
30,600	United Tractors	50,315
39,000	Vale Indonesia	8,379

		1,596,859

	Malaysia — 4.2%
34,800	AirAsia BHD	22,181
18,600	Alliance Financial Group BHD	24,689
30,000	AMMB Holdings BHD	54,486
40,200	Gamuda BHD	59,000
9,600	Hong Leong Bank BHD	37,892
3,600	Hong Leong Financial Group BHD	16,326
24,600	IJM Corp. BHD	50,656
33,600	IOI Properties Group BHD	20,136
79,700	Malayan Banking BHD	205,953
30,000	MISC BHD	76,765
52,100	Public Bank BHD	284,966
12,085	RHB Capital BHD	26,756
75,600	SapuraKencana Petroleum BHD	56,295
82,700	Tenaga Nasional BHD	332,846

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Malaysia — continued
16,600	UMW Holdings BHD	49,542
12,500	Westports Holdings BHD	15,794
132,000	YTL Corp. BHD	61,895

		1,396,178

	Mexico — 3.4%
495,360	America Movil SAB de CV	519,188
4,992	Arca Continental SAB de CV	30,622
10,686	Compartamos SAB de CV	18,291
24,462	Fibra Uno Administracion SA de CV REIT	61,003
13,170	Genomma Lab Internacional SAB de CV, Class B (a)	15,469
3,075	Gruma SAB de CV, Class B	37,043
4,350	Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,914
648	Grupo Elektra SAB DE CV	16,718
23,067	Grupo Financiero Banorte SAB de CV, Class O	130,851
19,536	Grupo Financiero Inbursa SAB de CV, Class O	46,669
14,130	Grupo Financiero Santander Mexico SAB de CV, Class B	28,781
51,292	Grupo Mexico SAB de CV	158,503
3,306	Industrias Bachoco SAB de CV	14,722
9,654	OHL Mexico SAB de CV (a)	19,507

		1,128,281

	Philippines — 3.4%
44,560	Aboitiz Equity Ventures, Inc.	56,596
38,600	Aboitiz Power Corp.	37,162
4,860	Ayala Corp.	84,984
24,300	BDO Unibank, Inc.	59,424
78,000	DMCI Holdings, Inc.	26,248
160,200	Energy Development Corp.	29,055
720	Globe Telecom, Inc.	35,201
1,200	GT Capital Holdings, Inc.	33,811
58,320	JG Summit Holdings, Inc.	93,642
10,800	Jollibee Foods Corp.	48,195
70,700	LT Group, Inc.	23,603
7,080	Manila Electric Co.	41,402
193,000	Megaworld Corp.	22,881
21,616	Metropolitan Bank & Trust Co.	45,061
50,000	Petron Corp.	11,044
1,970	Philippine Long Distance Telephone Co.	123,614
6,100	Semirara Mining and Power Corp., Class A	22,657
7,960	SM Investments Corp.	160,813
132,600	SM Prime Holdings, Inc.	55,448
21,860	Universal Robina Corp.	106,602

		1,117,443

SHARES	SECURITY DESCRIPTION	VALUE($)

	Poland — 1.2%
858	Asseco Poland S.A.	14,454
370	CCC S.A.	19,544
3,444	Enea S.A.	15,594
5,076	Energa S.A.	35,189
1,542	KGHM Polska Miedz S.A.	54,066
11,616	PGE Polska Grupa Energetyczna S.A. (a)	66,840
3,588	Polski Koncern Naftowy Orlen S.A.	68,142
19,788	Polskie Gornictwo Naftowe i Gazownictwo S.A.	35,692
480	Powszechny Zaklad Ubezpieczen S.A.	62,604
16,746	Tauron Polska Energia S.A.	22,398

		394,523

	Russia — 4.1%
21,021	Alrosa AO	27,942
264	Bashneft OAO (a)	10,975
206,971	E.ON Russia JSC (a)	12,654
129,967	Gazprom OAO (a)	386,395
5,703	Lukoil OAO (a)	292,713
1,518	MegaFon OAO GDR	25,806
14,827	Mobile Telesystems OJSC (a)	75,921
11,626	Moscow Exchange MICEX-RTS (a)	17,340
10,627	Novolipetsk Steel OAO (a)	14,052
870	PhosAgro OAO GDR	10,657
14,052	Rosneft OAO (a)	69,843
15,903	Rostelecom (a)	24,440
1,920,348	Rushydro JSC (a)	22,247
134,250	Sberbank (a)	199,940
1,978	Severstal (a)	22,231
84,370	Surgutneftegas (a)	62,858
16,742	Tatneft, Class S (a)	94,931

		1,370,945

	South Africa — 10.1%
4,579	Aspen Pharmacare Holdings Ltd.	139,245
378	Assore Ltd.	3,656
3,648	Attacq Ltd. (a)	7,642
5,100	AVI Ltd.	34,949
2,748	Barclays Africa Group Ltd.	44,018
2,628	Barloworld Ltd.	20,965
3,687	Bidvest Group Ltd.	99,933
2,784	Brait S.A. (a)	21,191
13,212	Capital Property Fund REIT (a)	15,193
438	Capitec Bank Holdings Ltd.	20,624
4,059	Clicks Group Ltd.	31,107
2,268	Coronation Fund Managers Ltd.	17,328
2,196	DataTec Ltd.	11,408

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	South Africa — continued
2,743	Discovery Ltd.	30,441
1,248	EOH Holdings Ltd.	16,934
25,848	FirstRand Ltd.	123,478
2,988	Foschini Group Ltd.	44,242
9,144	Gold Fields Ltd.	42,217
18,787	Growthpoint Properties Ltd. REIT	44,066
2,085	Hyprop Investments Ltd. REIT	21,470
2,016	Imperial Holdings Ltd.	33,761
2,076	Investec Ltd.	19,740
648	Kumba Iron Ore Ltd.	8,740
876	Liberty Holdings Ltd.	12,209
14,721	Life Healthcare Group Holdings Ltd.	50,558
6,520	Mediclinic International Ltd.	69,043
8,700	MMI Holdings Ltd.	24,755
1,326	Mondi Ltd.	26,738
3,880	Mr Price Group Ltd.	82,838
26,385	MTN Group Ltd.	529,783
4,806	Murray & Roberts Holdings Ltd. (a)	5,313
6,996	Nampak Ltd.	25,055
1,662	Nedbank Group Ltd.	35,898
22,143	Netcare Ltd.	77,461
2,146	Pioneer Foods Ltd.	33,580
564	PSG Group Ltd.	9,252
31,647	Redefine Properties Ltd. REIT	32,059
5,652	Remgro Ltd.	125,541
1,908	Resilient Property Income Fund Ltd.	15,965
5,658	RMB Holdings Ltd.	34,049
14,964	Sanlam Ltd.	96,781
6,018	Sappi Ltd. (a)	24,687
6,560	Sasol Ltd.	264,128
7,224	Shoprite Holdings Ltd.	103,361
8,352	Sibanye Gold Ltd.	19,822
2,871	SPAR Group Ltd.	45,985
10,266	Standard Bank Group Ltd.	150,478
34,824	Steinhoff International Holdings Ltd.	220,968
1,800	Sun International Ltd.	20,033
4,944	Telkom SA SOC Ltd. (a)	33,986
2,685	Tiger Brands Ltd.	69,883
1,822	Tongaat Hulett Ltd.	20,176
7,056	Truworths International Ltd.	51,427
4,918	Vodacom Group Ltd.	61,315
14,708	Woolworths Holdings Ltd.	110,645

		3,336,120

	Taiwan — 18.0%
91,000	Advanced Semiconductor Engineering, Inc.	129,050

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — continued
5,000	Advantech Co., Ltd.	41,189
36,000	Asia Cement Corp.	45,522
11,000	Asustek Computer, Inc.	116,538
131,000	AU Optronics Corp.	65,742
11,000	Catcher Technology Co., Ltd.	128,720
95,000	Cathay Financial Holding Co., Ltd.	165,967
42,000	Chang Hwa Commercial Bank Ltd.	25,662
37,000	Cheng Shin Rubber Industry Co., Ltd.	88,550
6,000	Cheng Uei Precision Industry Co., Ltd.	11,799
8,000	Chicony Electronics Co., Ltd.	23,004
47,000	China Airlines Ltd. (a)	25,014
180,000	China Development Financial Holding Corp.	74,993
192,000	China Steel Corp.	161,272
70,000	Chunghwa Telecom Co., Ltd.	225,910
66,000	Compal Electronics, Inc.	60,088
181,000	CTBC Financial Holding Co., Ltd.	140,886
84,000	E.Sun Financial Holding Co., Ltd.	57,517
40,000	Eva Airways Corp. (a)	31,532
25,000	Evergreen Marine Corp. Taiwan Ltd.	17,007
79,000	Far Eastern New Century Corp.	86,774
30,000	Far EasTone Telecommunications Co., Ltd.	71,528
90,000	First Financial Holding Co., Ltd.	56,581
17,000	Foxconn Technology Co., Ltd.	48,451
90,000	Fubon Financial Holding Co., Ltd.	193,550
6,000	Giant Manufacturing Co., Ltd.	51,751
186,000	Hon Hai Precision Industry Co., Ltd.	557,339
7,000	Hotai Motor Co., Ltd.	121,285
90,000	Hua Nan Financial Holdings Co., Ltd.	55,285
144,000	Innolux Corp.	74,281
38,000	Inotera Memories, Inc. (a)	43,639
48,000	Inventec Corp.	33,874
2,000	Largan Precision Co., Ltd.	200,412
32,000	Lite-On Technology Corp.	40,431
22,000	MediaTek, Inc.	282,792
126,000	Mega Financial Holding Co., Ltd.	112,072
89,000	Nan Ya Plastics Corp.	218,744
8,000	Novatek Microelectronics Corp.	41,813
24,000	Pegatron Corp.	71,099
54,000	Pou Chen Corp.	75,673
11,000	President Chain Store Corp.	81,402
41,000	Quanta Computer, Inc.	102,865
6,000	Realtek Semiconductor Corp.	18,686
84,000	Shin Kong Financial Holding Co., Ltd.	27,243
44,000	Siliconware Precision Industries Co., Ltd.	72,284
108,000	SinoPac Financial Holdings Co., Ltd.	48,952

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Taiwan — continued
18,000	Synnex Technology International Corp.	25,504
102,000	Taishin Financial Holding Co., Ltd.	46,694
42,000	Taiwan Business Bank (a)	13,829
48,000	Taiwan Cement Corp.	68,168
31,000	Taiwan Mobile Co., Ltd.	109,214
199,000	Taiwan Semiconductor Manufacturing Co., Ltd.	958,040
36,000	Teco Electric and Machinery Co., Ltd.	34,953
5,000	Transcend Information, Inc.	19,211
180,000	United Microelectronics Corp.	86,241
12,000	Vanguard International Semiconductor Corp.	18,429
1,000	Walsin Lihwa Corp. (a)	295
16,000	Wan Hai Lines Ltd.	17,740
36,000	Wistron Corp. (a)	30,626
22,000	Yang Ming Marine Transport Corp. (a)	11,517
126,000	Yuanta Financial Holding Co., Ltd.	73,235

		5,938,464

	Thailand — 4.3%
27,500	Advanced Info Service PCL NVDR	199,600
8,400	Airports of Thailand PCL NVDR	73,650
8,400	Bangkok Bank PCL NVDR	47,017
75,600	Bangkok Dusit Medical Services PCL NVDR	46,181
8,900	Big C Supercenter PCL NVDR	59,671
10,200	Delta Electronics Thailand PCL NVDR	25,758
6,000	Electricity Generating PCL NVDR	27,508
10,200	Glow Energy PCL NVDR	26,367
110,080	Home Product Center PCL NVDR	24,002
29,900	Intouch Holdings PCL NVDR	69,703
202,900	IRPC PCL	28,251
19,800	Kasikornbank PCL NVDR	125,637
59,400	Krung Thai Bank PCL NVDR	35,942
54,200	Land & Houses PCL NVDR	15,666
42,020	Minor International PCL NVDR	41,860
32,400	PTT Global Chemical PCL NVDR	63,027
16,800	PTT PCL NVDR	181,139
9,000	Ratchaburi Electricity Generating Holding PCL NVDR	16,363
6,000	Siam Cement PCL NVDR	97,624
26,400	Siam Commercial Bank PCL NVDR	127,028
18,000	Thai Airways International PCL NVDR (a)	6,865
16,800	Thai Oil PCL NVDR	29,753
50,500	Thai Union Frozen Products PCL NVDR	31,256
369,000	TMB Bank PCL NVDR	29,024

		1,428,892

	Turkey — 1.6%
17,499	Akbank	50,984

SHARES	SECURITY DESCRIPTION	VALUE($)

	Turkey — continued
3,414	Arcelik A/S	18,390
936	Aselsan Elektronik Sanayi Ve Ticaret A/S	4,881
16,500	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	19,059
5,484	Enka Insaat ve Sanayi A/S	11,787
15,264	Eregli Demir ve Celik Fabrikalari (a)	25,758
1,362	Ford Otomotiv Sanayi A/S	16,831
6,948	Haci Omer Sabanci Holding A/S	25,400
7,086	KOC Holding A/S	33,514
510	Koza Altin Isletmeleri A/S	5,328
1,746	TAV Havalimanlari Holding A/S	15,351
2,430	Tofas Turk Otomobil Fabrikasi A/S	14,892
1,374	Tupras Turkiye Petrol Rafinerileri A/S (a)	33,374
9,196	Turk Hava Yollari (a)	30,505
8,364	Turk Telekomunikasyon A/S	23,118
11,901	Turkcell Iletisim Hizmetleri A/S	52,990
17,874	Turkiye Garanti Bankasi A/S	56,871
5,322	Turkiye Halk Bankasi A/S	26,960
11,490	Turkiye Is Bankasi, Class C	25,836
9,912	Turkiye Sise ve Cam Fabrikalari A/S	12,666
8,940	Turkiye Vakiflar Bankasi Tao, Class D	15,862
7,404	Yapi ve Kredi Bankasi A/S	11,593

		531,950

	United Arab Emirates — 0.9%
65,966	Air Arabia	29,279
3,302	DP World Ltd.	76,210
6,894	Dubai Investments PJSC	5,731
24,618	Dubai Islamic Bank PJSC	46,200
30,934	Emaar Malls Group PJSC (a)	27,014
45,214	Emaar Properties PJSC	100,261
7,524	Union Properties PJSC	3,071

		287,766

	United Kingdom — 0.3%
2,523	Mahindra & Mahindra Ltd. GDR	45,414
846	State Bank of India GDR	35,594
1,986	Tata Steel Ltd. GDR	11,378

		92,386

	Total Common Stocks (Cost $27,267,283)	29,306,965

Exchange Traded Fund — 6.5%
	United States — 6.5%
72,501	iShares MSCI India ETF	2,130,442

	Total Exchange Traded Fund (Cost $2,265,495)	2,130,442

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Preferred Stocks — 4.5%
	Brazil — 4.1%
2,460	AES Tiete S.A.	13,954
31,878	Banco Bradesco S.A.	340,475
1,812	Braskem S.A.	7,488
12,498	Cia Energetica de Minas Gerais	60,355
1,710	Cia Paranaense de Energia	18,780
27,999	Itau Unibanco Holding S.A.	358,612
106,946	Petroleo Brasileiro S.A. (a)	463,216
3,510	Suzano Papel e Celulose S.A., Class A	17,579
5,046	Telefonica Brasil SA	82,817

		1,363,276

	Colombia — 0.1%
37,052	Grupo Aval Acciones y Valores S.A.	18,821

	Russia — 0.3%
18	AK Transneft OAO (a)	42,327
91,347	Surgutneftegas (a)	68,864

		111,191

	Total Preferred Stocks (Cost $1,381,298)	1,493,288

	Total Investments — 99.8% (Cost $30,914,076)	32,930,695
	Assets in Excess of Other Liabilities — 0.2%	67,059

	NET ASSETS — 100.0%	$32,997,754

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.9%
Oil, Gas & Consumable Fuels	8.8
Wireless Telecommunication Services	7.8
Exchange Traded Fund	6.5
Semiconductors & Semiconductor Equipment	5.9
Electronic Equipment & Instruments	3.4
Insurance	3.3
Diversified Telecommunication Services	2.8
Food Products	2.8
Internet Software & Services	2.7
Diversified Financial Services	2.6
Electric Utilities	2.6
Automobiles	2.4
Computers & Peripherals	2.4
Industrial Conglomerates	2.2
Metals & Mining	2.0
Real Estate Management & Development	1.9
Beverages	1.8
Independent Power Producers & Energy Trader	1.5
Construction Materials	1.4
IT Services	1.2
Specialty Retail	1.2
Transportation Infrastructure	1.1
Others (each less than 1.0%)	14.8

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 99.1%
	Australia — 10.2%
12,460	AGL Energy Ltd.	149,478
17,039	Amcor Ltd.	181,399
4,464	Ansell Ltd.	91,870
19,620	APA Group	148,386
21,517	Asciano Ltd.	111,801
1,947	ASX Ltd.	64,673
37,974	Aurizon Holdings Ltd.	144,972
8,825	BHP Billiton Ltd.	225,359
6,750	Boral Ltd.	33,624
13,730	Brambles Ltd.	117,030
3,664	Caltex Australia Ltd.	102,189
1,989	Cochlear Ltd.	130,971
5,842	Crown Resorts Ltd.	59,821
3,171	CSL Ltd.	227,308
15,525	CSR Ltd.	44,620
15,699	Dexus Property Group REIT (b)	91,220
17,591	Echo Entertainment Group Ltd.	62,810
2,613	Flight Centre Travel Group Ltd.	89,361
33,625	GPT Group REIT (b)	118,505
18,090	Harvey Norman Holdings Ltd.	62,737
35,379	Incitec Pivot Ltd.	111,109
43,794	Novion Property Group REIT (b)	85,178
8,430	Oil Search Ltd.	53,518
17,307	Origin Energy Ltd.	172,996
5,454	Qantas Airways Ltd. (a)	14,578
2,619	Ramsay Health Care Ltd.	129,107
3,767	Rio Tinto Ltd.	169,807
55,409	Scentre Group REIT (b)	163,217
7,335	Sonic Healthcare Ltd.	114,954
12,000	Suncorp Group Ltd.	124,097
29,484	Sydney Airport	125,250
32,508	Tabcorp Holdings Ltd.	124,885
34,128	Tatts Group Ltd.	108,713
40,656	Telstra Corp. Ltd.	199,853
24,337	Transurban Group	190,269
6,429	Wesfarmers Ltd.	221,604
7,149	Woodside Petroleum Ltd.	197,150
8,491	Woolworths Ltd.	197,142
4,713	WorleyParsons Ltd.	42,345

		4,803,906

	Austria — 0.2%
3,240	OMV AG	107,839

	Belgium — 1.0%
469	Anheuser-Busch InBev NV	57,100
2,808	Belgacom S.A.	104,584

SHARES	SECURITY DESCRIPTION	VALUE($)

	Belgium — continued
1,179	Colruyt S.A.	55,722
659	Delhaize Group S.A.	53,050
819	Groupe Bruxelles Lambert S.A.	71,893
459	Solvay S.A.	67,586
1,090	UCB S.A.	78,516

		488,451

	Canada — 3.0%
1,008	Agrium, Inc.	104,434
2,650	BCE, Inc.	116,828
801	Canadian National Railway Co.	51,718
963	Canadian Tire Corp., Ltd., Class A	101,999
2,360	Encana Corp.	33,507
3,298	Fortis, Inc.,	107,346
4,133	Husky Energy, Inc.	92,423
2,374	Imperial Oil Ltd. (b)	104,641
2,016	Magna International, Inc.	101,594
3,861	Metro, Inc., Class A	111,622
2,700	National Bank of Canada	109,097
2,730	RioCan REIT (b)	67,565
2,430	Rogers Communications, Inc., Class B	86,807
4,194	Shaw Communications, Inc., Class B	95,873
2,576	TransCanada Corp. (b)	119,566

		1,405,020

	Denmark — 0.6%
225	Carlsberg A/S, Class B	20,513
1,218	Christian Hansen Holdings	58,966
1,125	Coloplast A/S, Class B	91,827
1,269	H Lundbeck A/S (a)	24,683
11,467	TDC A/S	87,303

		283,292

	Finland — 0.9%
4,162	Fortum OYJ	82,189
4,581	Neste Oil OYJ	124,594
11,540	Nokia OYJ	77,865
1,818	Sampo OYJ, Class A	88,090
3,546	Stora Enso OYJ, Class R	37,316

		410,054

	France — 3.9%
1,332	AtoS	104,111
1,415	Capital Gemini S.A.	126,070
873	Casino Guichard Perrachon S.A.	77,197
129	Christian Dior S.A.	25,220
2,106	Dassault Systemes S.A.	162,281

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	France — continued
791	Essilor International S.A.	96,368
2,298	Eutelsat Communications S.A.	80,119
251	Ingenico S.A.	31,494
2,153	Lagardere SCA	69,113
167	L’Oreal S.A.	31,870
6,663	Orange S.A.	109,749
522	Pernod Ricard S.A.	64,876
1,017	Publicis Groupe S.A.	85,296
1,279	Safran S.A.	93,453
938	Sanofi S.A.	95,480
732	SCOR S.A.	26,346
837	Sodexo S.A.	84,696
2,680	Suez Environnement S.A.	54,660
1,350	Thales S.A.	82,183
1,629	Total S.A.	88,210
712	Valeo S.A.	114,148
1,863	Veolia Environnement S.A. (a)	39,421
317	Vinci S.A.	19,443
3,091	Vivendi S.A.	77,487

		1,839,291

	Germany — 2.8%
541	BASF AG	53,747
749	Bayerische Motoren Werke AG	88,356
981	Beiersdorf AG	85,333
2,941	Deutsche Telekom AG	54,058
1,152	Fraport AG Frankfurt Airport Services Worldwide	72,863
1,440	Fresenius Medical Care AG & Co., KGaA	121,020
1,858	Fresenius SE & Co., KGaA	110,538
1,127	Hannover Rueck SE	114,560
612	HUGO BOSS AG	75,307
8,138	Infineon Technologies AG	95,676
594	Linde AG	116,074
1,080	Merck KGaA	116,430
892	SAP	67,404
622	Symrise AG	37,714
2,332	United Internet AG	104,262

		1,313,342

	Greece — 0.1%
5,301	Hellenic Telecommunications Organization S.A.	48,186

	Hong Kong — 4.4%
26,000	Cathay Pacific Airways Ltd.	66,951
17,000	Cheung Kong Infrastructure Holdings Ltd.	144,014
11,000	CK Hutchison Holdings Ltd.	238,614

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
15,500	CLP Holdings Ltd.	135,682
8,000	Hang Seng Bank Ltd.	155,855
57,000	Hong Kong & China Gas Co., Ltd.	135,774
15,000	Hutchison Whampoa Ltd.	221,017
5,000	Johnson Electric Holdings Ltd.	18,575
24,000	Li & Fung Ltd.	24,443
24,000	Link REIT (b)	148,872
27,000	MTR Corp., Ltd.	132,697
126,000	PCCW Ltd.	83,886
16,500	Power Assets Holdings Ltd.	166,541
1,314,000	Semiconductor Manufacturing International Corp. (a)	144,811
9,500	Swire Pacific Ltd., Class A	128,129
54,000	Xinyi Glass Holdings Ltd.	35,985
206,000	Xinyi Solar Holdings Ltd.	72,026

		2,053,872

	Israel — 0.2%
1,341	Check Point Software Technologies Ltd. (a)	111,947

	Italy — 1.1%
43,436	Enel Green Power SpA	84,346
4,232	Eni SpA	81,195
21,501	Parmalat SpA	59,546
6,030	Pirelli & C. SpA	104,330
77,540	Telecom Italia SpA (a)	91,518
19,242	Terna Rete Elettrica Nazionale SpA	90,714

		511,649

	Japan — 21.6%
8,000	Ajinomoto Co., Inc.	177,382
45,000	ANA Holdings Co., Ltd.	124,413
35,000	Aozora Bank Ltd.	130,915
15,000	Asahi Kasei Corp.	141,250
2,000	Bank of Kyoto Ltd.	21,803
23,000	Bank of Yokohama Ltd. (b)	145,971
7,200	Brother Industries Ltd.	114,555
4,500	Canon, Inc.	160,446
3,500	Capcom Co., Ltd.	65,195
900	Central Japan Railway Co.	160,746
18,000	Chiba Bank Ltd.	147,932
1,400	Chubu Electric Power Co., Inc.	18,556
6,600	Chugoku Electric Power Co., Inc.	96,897
45,000	Cosmo Oil Co., Ltd. (a)	66,716
8,000	Daicel Corp.	96,449
6,800	Daiichi Sankyo Co., Ltd.	118,107
24,000	DIC Corp.	72,611

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Japan — continued
4,000	Dowa Holdings Co., Ltd.	35,896
1,800	East Japan Railway Co.	159,097
2,800	Eisai Co., Ltd.	186,641
3,600	Electric Power Development Co., Ltd.	120,850
2,900	FamilyMart Co., Ltd. (b)	124,883
17,000	Fuji Electric Co., Ltd.	80,170
4,600	FUJIFILM Holdings Corp.	173,268
13,000	Fujikura Ltd. (b)	61,917
25,000	Fukuoka Financial Group, Inc.	143,631
1,400	Hikari Tsushin, Inc.	93,440
5,400	Hokuriku Electric Power Co.	79,832
3,700	Hoya Corp.	142,602
4,500	Idemitsu Kosan Co., Ltd.	87,173
11,300	Inpex Corp.	141,819
13,100	ITOCHU Corp.	161,301
4,600	Japan Airlines Co., Ltd.	153,374
2,700	Japan Petroleum Exploration Co., Ltd.	103,938
33,400	JX Holdings, Inc.	145,446
17,000	Kaneka Corp.	118,522
46,000	Kawasaki Kisen Kaisha Ltd.	118,823
6,900	KDDI Corp.	163,270
8,000	Keisei Electric Railway Co., Ltd.	94,829
12,800	Konica Minolta, Inc.	141,339
7,300	Kuraray Co., Ltd.	98,716
9,000	Kyowa Hakko Kirin Co., Ltd.	131,749
700	Mabuchi Motor Co., Ltd.	41,915
23,100	Marubeni Corp.	143,037
300	MEIJI Holdings Co., Ltd.	34,464
5,400	Mitsubishi Corp.	116,514
8,200	Mitsubishi Tanabe Pharma Corp.	139,524
11,000	Mitsui Mining & Smelting Co., Ltd.	26,136
1,500	Mochida Pharmaceutical Co., Ltd.	102,531
6,000	NH Foods Ltd.	131,091
7,000	Nippon Kayaku Co., Ltd.	84,619
4,400	Nippon Paper Industries Co., Ltd.	76,728
6,000	Nippon Shokubai Co., Ltd.	82,840
2,500	Nippon Telegraph & Telephone Corp.	168,813
6,300	Nippon Television Holdings, Inc.	108,636
8,100	Nipro Corp.	77,730
2,500	Nissin Foods Holdings Co., Ltd.	119,865
3,000	NTT Data Corp.	134,231
9,000	NTT DOCOMO, Inc.	159,412
400	Oriental Land Co., Ltd.	27,080
35,000	Osaka Gas Co., Ltd.	148,546
1,100	Otsuka Corp.	50,665
4,300	Otsuka Holdings Co., Ltd.	135,727

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
26,100	Resona Holdings, Inc.	139,167
1,900	Rohm Co., Ltd.	131,793
1,300	Sankyo Co., Ltd.	49,240
500	Santen Pharmaceutical Co., Ltd.	6,618
700	Sawai Pharmaceutical Co., Ltd.	39,848
4,000	SCREEN Holdings Co., Ltd.	27,155
3,000	Seiko Epson Corp.	52,423
4,000	Sekisui Chemical Co., Ltd.	53,336
11,000	Sekisui House Ltd.	170,507
23,400	Seven Bank Ltd.	126,076
1,000	Shimamura Co., Ltd.	99,675
3,600	Shionogi & Co., Ltd.	118,673
12,600	Showa Shell Sekiyu	121,543
2,600	SoftBank Corp.	162,527
22,900	Sojitz Corp.	44,779
25,000	Sumitomo Osaka Cement Co., Ltd.	81,424
1,980	Suzuken Co., Ltd.	61,959
900	Taisho Pharmaceutical Holdings Co., Ltd.	63,247
3,000	Takeda Pharmaceutical Co., Ltd.	154,023
8,300	Tohoku Electric Power Co., Inc.	104,412
5,400	Tokyo Broadcasting System Holdings, Inc.	70,779
26,000	Tokyo Gas Co., Ltd.	150,041
11,000	TonenGeneral Sekiyu	105,570
11,000	Toppan Printing Co., Ltd.	92,228
11,000	Tosoh Corp.	58,974
3,600	Toyo Suisan Kaisha Ltd.	125,965
2,700	Toyota Industries Corp.	152,913
3,300	Toyota Motor Corp.	229,710
3,600	Tsumura & Co.	84,360
26,000	Ube Industries Ltd.	43,135
2,500	West Japan Railway Co.	138,458
8,000	Yokohama Rubber Co., Ltd.	86,084

		10,179,216

	Netherlands — 1.2%
449	Boskalis Westminster NV	23,330
1,045	Heineken Holding NV	72,847
5,067	Koninklijke Ahold NV	98,169
3,916	Reed Elsevier NV	94,444
3,070	Royal Dutch Shell plc, Class A	96,797
7,992	STMicroelectronics NV	63,741
3,096	Wolters Kluwer NV	100,303

		549,631

	New Zealand — 0.2%
54,027	Spark New Zealand Ltd.	122,249

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Norway — 0.9%
7,433	Marine Harvest ASA	90,598
7,910	Orkla ASA	62,115
5,027	Statoil ASA	106,574
3,376	Telenor ASA	76,247
1,818	Yara International ASA	93,150

		428,684

	Portugal — 0.2%
26,379	EDP - Energias de Portugal S.A.	105,474

	Singapore — 2.8%
47,200	CapitaMall Trust REIT (b)	77,934
12,500	ComfortDelGro Corp., Ltd.	28,958
14,000	DBS Group Holdings Ltd.	222,465
261,000	Golden Agri-Resources Ltd.	82,568
108,000	Hutchison Port Holdings Trust, Class U	72,766
25,000	Keppel Corp., Ltd.	164,206
26,000	Sembcorp Industries Ltd.	88,605
9,000	Singapore Airlines Ltd.	82,928
36,000	Singapore Press Holdings Ltd.	113,925
65,000	Singapore Telecommunications Ltd.	217,204
8,000	Venture Corp., Ltd.	51,021
44,000	Wilmar International Ltd.	108,069

		1,310,649

	South Korea — 8.0%
2,636	Celltrion, Inc. (a)	209,867
235	CJ CheilJedang Corp.	91,391
532	CJ Corp.	94,581
1,160	Daum Kakao Corp.	116,235
1,468	GS Holdings Corp.	68,479
1,935	Halla Visteon Climate Control Corp.	72,597
2,320	Hankook Tire Co., Ltd.	97,498
1,578	Hanwha Chemical Corp.	25,162
465	Hyundai Mobis Co., Ltd.	102,243
2,061	Hyundai Steel Co.	150,642
6,608	Industrial Bank of Korea	90,793
2,577	Kia Motors Corp.	118,753
3,856	Korea Electric Power Corp.	167,674
2,043	Korea Gas Corp.	88,115
178	Korea Zinc Co., Ltd.	79,273
1,340	Korean Air Lines Co., Ltd. (a)	57,187
4,745	KT Corp. (a)	140,262
1,668	KT&G Corp.	147,973
5,151	LG Display Co., Ltd.	142,647
1,905	LG Electronics, Inc.	107,124
11,864	LG Uplus Corp.	118,689

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
332	Lotte Shopping Co., Ltd.	80,068
300	NAVER Corp.	181,404
1,188	Paradise Co., Ltd.	27,561
693	POSCO	163,246
192	Samsung Electronics Co., Ltd. (b)	251,876
999	Samsung Fine Chemicals Co., Ltd.	40,426
643	SK C&C Co., Ltd.	152,178
543	SK Holdings Co., Ltd.	93,498
4,635	SK Hynix, Inc.	198,309
643	SK Telecom Co., Ltd.	172,307
1,647	SKC Co., Ltd.	64,830
788	S-Oil Corp.	53,690

		3,766,578

	Spain — 2.0%
45	Acciona S.A.	3,404
2,700	Acerinox S.A.	39,399
1,669	ACS Actividades de Construccion y Servicios S.A.	58,809
3,036	Enagas S.A.	93,502
4,745	Endesa S.A.	94,014
4,284	Ferrovial S.A.	97,152
3,213	Gas Natural SDG S.A.	79,002
1,908	Grifols S.A.	80,960
13,768	Iberdrola S.A.	92,153
1,098	Red Electrica Corp. S.A.	92,150
4,899	Repsol S.A.	100,988
6,443	Telefonica S.A.	98,065

		929,598

	Sweden — 2.8%
1,021	Autoliv, Inc.	121,213
5,643	Boliden AB	122,598
2,664	Holmen AB, Class B	88,146
2,484	Investor AB, Class B (b)	101,218
9,369	Securitas AB, Class B	140,110
5,400	Skanska AB, Class B	120,167
4,320	Svenska Cellulosa AB SCA, Class B	109,274
2,097	Svenska Handelsbanken AB, Class A	96,795
1,376	Swedish Match AB	42,359
9,199	Tele2 AB, Class B	122,694
7,246	Telefonaktiebolaget LM Ericsson, Class B (b)	79,248
15,525	TeliaSonera AB	96,521
3,241	Trelleborg AB, Class B	63,515

		1,303,858

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Switzerland — 2.3%
718	Actelion Ltd.	94,475
648	Aryzta AG	43,725
742	Baloise Holding AG	96,561
4,306	Clariant AG	94,537
1,953	Garmin Ltd.	88,256
63	Givaudan S.A.	117,884
191	Kuehne & Nagel International AG	28,647
828	Lonza Group AG	117,071
1,107	Novartis AG	112,994
577	Sonova Holding AG	79,715
229	Swiss Life Holding AG	54,342
313	Swiss Prime Site AG	27,443
207	Swisscom AG	123,063

		1,078,713

	United Kingdom — 3.4%
5,942	AMEC plc	83,195
12,627	BP plc (b)	91,070
5,700	British Land Co., plc REIT (b)	72,597
9,527	BT Group plc, Class A	66,447
4,374	Bunzl plc (b)	122,984
1,036	Easyjet plc	28,646
1,215	Ensco plc, Class A	33,145
3,636	GlaxoSmithKline plc	83,979
3,627	Hammerson plc REIT (b)	37,160
351	Johnson Matthey plc	17,946
5,167	Land Securities Group plc REIT (b)	98,878
1,098	Next plc	123,448
1,345	Persimmon plc	34,922
11,925	Rexam plc	105,843
16,849	Sage Group plc	125,275
1,123	Severn Trent plc	36,569
5,760	Smith & Nephew plc (b)	98,031
9,395	Subsea 7 S.A. (a)	104,358
4,835	Tate & Lyle plc	44,270
6,333	United Utilities Group plc	94,211
4,059	WPP plc	94,661

		1,597,635

	United States — 25.3%
819	Airgas, Inc.	82,948
180	Alleghany Corp. (a)	85,233
1,692	Alliant Energy Corp.	102,315
1,321	Allstate Corp.	92,021
2,542	Amdocs Ltd.	139,988
1,764	Ameren Corp.	72,218
2,611	American Water Works Co., Inc.	142,352

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
1,481	AmerisourceBergen Corp., Class A	169,278
7,700	Annaly Capital Management, Inc. REIT (b)	77,539
1,010	Anthem, Inc.	152,439
900	Ashland, Inc.	113,724
1,413	Assurant, Inc.	86,843
4,160	AT&T, Inc. (b)	144,102
1,782	AutoNation, Inc. (a)	109,682
135	AutoZone, Inc. (a)	90,809
1,935	Avery Dennison Corp.	107,567
2,034	Axis Capital Holdings Ltd.	105,890
1,241	Becton Dickinson & Co. (b)	174,820
2,304	Bemis Co., Inc.	103,680
2,577	Broadridge Financial Solutions, Inc.	138,952
362	Brown-Forman Corp., Class B	32,663
3,231	CA Technologies, Inc. (b)	102,649
3,440	CenturyLink, Inc.	123,702
370	CF Industries Holdings, Inc.	106,364
1,134	Chevron Corp.	125,942
1,323	Church & Dwight Co., Inc.	107,388
985	Cigna Corp. (b)	122,770
1,809	Cincinnati Financial Corp.	91,608
1,539	Cintas Corp.	123,043
3,159	CMS Energy Corp. (b)	107,185
1,323	CNA Financial Corp.	53,317
1,054	Commerce Bancshares, Inc.	45,016
2,079	Communications Sales & Leasing, Inc. REIT (a) (b)	62,536
1,568	Computer Sciences Corp.	101,058
1,863	ConocoPhillips Co.	126,535
1,083	Constellation Brands, Inc., Class A	125,563
459	CR Bard, Inc.	76,460
319	DaVita HealthCare Partners, Inc. (a)	25,871
1,845	DENTSPLY International Corp.	94,095
1,071	Diamond Offshore Drilling, Inc.	35,847
1,441	Dr Pepper Snapple Group, Inc.	107,470
1,206	DST Systems, Inc.	138,786
1,604	DTE Energy Co.	127,727
495	Duke Energy Corp.	38,397
630	Eastman Chemical Co.	48,019
327	EI du Pont de Nemours & Co. (b)	23,937
819	Energizer Holdings, Inc.	111,892
667	Entergy Corp. (b)	51,479
811	Everest Re Group Ltd.	145,096
2,286	Eversource Energy	111,465
1,354	Fidelity National Information Services, Inc.	84,611
2,549	Foot Locker, Inc.	151,538

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United States — continued
18,351	Frontier Communications Corp.	125,888
1,434	Gannett Co., Inc. (b)	49,215
765	Genuine Parts Co.	68,735
1,368	Harris Corp.	109,768
1,804	Hasbro Inc.	127,705
922	Helmerich & Payne, Inc.	71,888
873	Henry Schein, Inc. (a)	119,688
1,184	Hess Corp. (b)	91,050
1,980	Hormel Foods Corp.	107,613
1,083	IAC	75,615
1,559	Intel Corp. (b)	50,745
981	International Flavors & Fragrances, Inc. (b)	112,570
1,352	International Game Technology plc (a)	27,527
1,270	JM Smucker Co.The	147,218
1,343	Johnson & Johnson (b)	133,226
317	KLA-Tencor Corp.	18,640
1,064	L-3 Communications Holdings Corp., Class 3	122,264
891	Laboratory Corp of America Holdings (a)	106,528
2,988	Leggett & Platt, Inc.	126,900
1,955	Level 3 Communications, Inc. (a)	109,363
3,888	Liberty Interactive Corp., Class A (a)	111,819
3,152	Marathon Oil Corp.	98,027
459	McCormick & Co., Inc.	34,563
2,673	MDU Resources Group, Inc.	59,581
918	MeadWestvaco Corp.	44,798
1,449	Molson Coors Brewing Co., Class B	106,516
1,106	Motorola Solutions, Inc. (b)	66,084
1,782	Murphy Oil Corp.	84,841
3,096	Newell Rubbermaid, Inc.	118,051
1,914	Newfield Exploration Co. (a)	75,105
1,104	NiSource, Inc.	47,936
830	Northrop Grumman Corp.	127,853
5,176	NVIDIA Corp.	114,881
31	NVR, Inc. (a)	41,121
1,124	Omnicare, Inc.	98,890
1,226	PartnerRe, Inc.	156,928
2,151	Patterson Co., Inc.	101,000
4,821	Pepco Holdings, Inc.	125,250
1,638	Pinnacle West Capital Corp. (b)	100,246
586	PPG Industries, Inc. (b)	129,834
306	Quest Diagnostics, Inc.	21,855
1,476	Questar Corp.	34,597
1,307	Raytheon Co.	135,928
1,269	RenaissanceRe Holdings Ltd.	130,060
2,234	Republic Services, Inc., Class A	90,768
1,129	Ryder System, Inc. (b)	107,661

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
1,107	SBA Communications Corp., Class A (a)	128,213
1,967	SCANA Corp.	104,212
747	Scripps Networks Interactive, Inc., Class A	52,185
558	Sigma-Aldrich Corp.	77,517
2,404	Southwest Airlines Co.	97,506
16,255	Sprint Corp. (a) (b)	83,388
262	SPX Corp.	20,174
2,953	Synopsys, Inc. (a)	138,437
5,193	TECO Energy, Inc.	98,407
3,582	TELUS Corp.	124,009
1,448	Thomson Reuters Corp.	59,492
3,600	T-Mobile US, Inc. (a)	122,544
1,782	Torchmark Corp.	99,988
1,912	Total System Services, Inc.	75,639
967	TRW Automotive Holdings Corp. (a)	101,593
1,111	Tyson Foods Inc., Class A	43,885
1,206	Universal Health Services, Inc., Class B	141,042
2,908	Verizon Communications, Inc. (b)	146,679
1,372	Walt Disney Co. (The) (b)	149,164
434	Westlake Chemical Corp.	33,843
1,733	Windstream Holdings, Inc.	20,236
2,007	WR Berkley Corp.	98,323
1,656	Wyndham Worldwide Corp.	141,422
4,014	Xcel Energy, Inc.	136,115
1,027	Zimmer Holdings, Inc.	112,806

		11,895,587

	Total Common Stocks (Cost $44,818,193)	46,644,721

Preferred Stock — 0.1%
	Germany — 0.1%
378	Porsche Automobil Holding AG	35,866

	Total Preferred Stock (Cost $35,401)	35,866

	Total Investments — 99.2% (Cost $44,853,594)	46,680,587
	Assets in Excess of Other Liabilities — 0.8%	369,959

	NET ASSETS — 100.0%	$47,050,546

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.5%
Diversified Telecommunication Services	6.0
Chemicals	5.3
Electric Utilities	4.6
Pharmaceuticals	4.6
Health Care Providers & Services	3.6
Insurance	3.5
Commercial Banks	3.4
Food Products	3.2
Media	2.8
IT Services	2.6
Wireless Telecommunication Services	2.6
Semiconductors & Semiconductor Equipment	2.5
Road & Rail	2.3
Real Estate Investment Trusts (REITs)	2.3
Metals & Mining	2.2
Health Care Equipment & Supplies	2.2
Auto Components	2.1
Multi-Utilities	2.1
Gas Utilities	1.9
Software	1.7
Hotels, Restaurants & Leisure	1.6
Household Durables	1.6
Trading Companies & Distributors	1.5
Commercial Services & Supplies	1.4
Electronic Equipment & Instruments	1.4
Industrial Conglomerates	1.4
Food & Staples Retailing	1.4
Specialty Retail	1.4
Airlines	1.3
Beverages	1.3
Aerospace & Defense	1.2
Internet Software & Services	1.0
Automobiles	1.0
Computers & Peripherals	1.0
Others (each less than 1.0%)	12.5

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 99.5%
	Australia — 9.8%
32,274	AGL Energy Ltd.	387,180
18,090	Ansell Ltd.	372,296
53,856	APA Group	407,314
21,006	Bendigo & Adelaide Bank Ltd.	199,958
21,260	BHP Billiton Ltd.	542,905
10,341	Boral Ltd.	51,513
31,358	Brambles Ltd.	267,285
11,890	Caltex Australia Ltd. (b)	331,612
5,400	Cochlear Ltd.	355,576
6,246	CSL Ltd.	447,735
53,157	CSR Ltd.	152,775
51,769	Dexus Property Group REIT (b)	300,807
113,387	Federation Centres REIT (b)	263,434
61,047	GPT Group REIT (b)	215,148
47,310	Healthscope Ltd.	106,025
92,394	Incitec Pivot Ltd.	290,166
19,567	Metcash Ltd.	20,425
146,934	Novion Property Group REIT (b)	285,782
39,258	Origin Energy Ltd.	392,412
7,686	Ramsay Health Care Ltd.	378,892
22,086	Sonic Healthcare Ltd.	346,132
74,413	Sydney Airport	316,111
102,052	Tabcorp Holdings Ltd.	392,052
88,452	Tatts Group Ltd.	281,759
84,799	Telstra Corp. Ltd.	416,848
31,158	TPG Telecom Ltd.	218,598
54,738	Transurban Group	427,948
12,962	Wesfarmers Ltd.	446,792
15,140	Woodside Petroleum Ltd.	417,520
17,136	Woolworths Ltd.	397,859

		9,430,859

	Austria — 0.3%
7,416	OMV AG	246,832
1,602	Voestalpine AG	67,073

		313,905

	Belgium — 1.0%
8,730	Belgacom S.A.	325,148
4,932	Colruyt S.A.	233,099
1,602	Groupe Bruxelles Lambert S.A.	140,627
2,017	UCB S.A.	145,290
1,514	Umicore S.A.	75,256

		919,420

	Denmark — 1.0%
3,420	Christian Hansen Holdings	165,569

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — continued
3,281	Coloplast A/S, Class B	267,809
5,238	H Lundbeck A/S (a)	101,884
34,614	TDC A/S	263,531
1,692	William Demant Holding (a)	139,190

		937,983

	Finland — 1.4%
5,760	Fortum OYJ	113,745
5,166	Kesko OYJ, Class B	211,077
14,238	Neste Oil OYJ	387,246
36,483	Nokia OYJ	246,167
3,313	Orion OYJ, Class B	108,332
6,138	Sampo OYJ, Class A	297,413

		1,363,980

	France — 5.4%
4,392	AtoS	343,284
4,320	Capital Gemini S.A.	384,893
2,502	Casino Guichard Perrachon S.A.	221,246
1,173	Christian Dior S.A.	229,323
5,588	Dassault Systemes S.A.	430,591
2,381	Essilor International S.A.	290,078
3,407	Eutelsat Communications S.A.	118,783
880	Ingenico S.A.	110,416
7,875	Lagardere SCA	252,795
542	L’Oreal S.A.	103,436
16,039	Orange S.A.	264,184
1,298	Pernod Ricard S.A.	161,321
3,366	Publicis Groupe S.A.	282,309
3,456	Safran S.A.	252,521
2,018	Sanofi S.A.	205,413
6,516	SCOR S.A.	234,522
954	Sodexo S.A.	96,536
5,118	Thales S.A.	311,563
5,278	Total S.A.	285,804
1,224	Valeo S.A.	196,232
5,454	Vivendi S.A.	136,725
8,766	Zodiac Aerospace S.A.	321,916

		5,233,891

	Germany — 3.2%
822	Axel Springer AG	45,858
3,006	Beiersdorf AG	261,479
3,762	Brenntag AG	225,723
3,960	Fraport AG Frankfurt Airport Services Worldwide	250,467
4,428	Fresenius Medical Care AG & Co., KGaA	372,137

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Germany — continued
5,724	Fresenius SE & Co., KGaA	340,538
3,240	Hannover Rueck SE	329,349
1,764	HUGO BOSS AG	217,061
21,418	Infineon Technologies AG	251,806
1,368	Linde AG	267,321
420	Merck KGaA	45,278
5,184	Suedzucker AG	78,134
11,532	Telefonica Deutschland Holding AG	71,471
6,660	United Internet AG	297,763

		3,054,385

	Hong Kong — 5.0%
72,000	Cathay Pacific Airways Ltd.	185,404
42,000	Cheung Kong Infrastructure Holdings Ltd.	355,798
44,500	CLP Holdings Ltd.	389,540
216,000	FIH Mobile Ltd.	115,378
36,000	First Pacific Co., Ltd.	34,929
161,000	Hong Kong & China Gas Co., Ltd.	383,503
31,495	Hutchison Whampoa Ltd.	464,061
64,000	Link REIT (b)	396,991
78,500	MTR Corp., Ltd.	385,805
306,000	PCCW Ltd.	203,723
39,000	Power Assets Holdings Ltd.	393,642
3,456,000	Semiconductor Manufacturing International Corp. (a)	380,873
27,000	Swire Pacific Ltd., Class A	364,156
53,500	Techtronic Industries Co., Ltd.	189,331
26,000	Wheelock & Co., Ltd.	146,404
144,000	Xinyi Solar Holdings Ltd.	50,348
90,000	Yue Yuen Industrial Holdings Ltd.	341,973

		4,781,859

	Ireland — 0.2%
2,918	Kerry Group plc, Class A	214,626

	Italy — 1.3%
18,774	Davide Campari-Milano SpA	145,194
39,744	Enel Green Power SpA	77,177
12,691	Eni SpA	243,488
71,604	Parmalat SpA	198,305
18,792	Pirelli & C. SpA	325,138
59,310	Terna Rete Elettrica Nazionale SpA	279,608

		1,268,910

	Japan — 22.9%
16,200	Alfresa Holdings Corp.	242,785
37,000	Asahi Kasei Corp. (b)	348,416
65,000	Bank of Yokohama Ltd. (b)	412,527

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
10,800	Brother Industries Ltd.	171,833
8,700	Canon, Inc.	310,196
9,000	Canon Marketing Japan, Inc. (b)	169,062
9,500	Capcom Co., Ltd.	176,958
2,200	Central Japan Railway Co.	392,934
51,000	Chiba Bank Ltd.	419,139
16,400	Chugoku Electric Power Co., Inc.	240,774
14,400	COMSYS Holdings Corp.	200,617
30,500	Daicel Corp.	367,712
80,000	DIC Corp.	242,038
8,900	Electric Power Development Co., Ltd.	298,767
7,200	FamilyMart Co., Ltd. (b)	310,054
36,000	Fuji Electric Co., Ltd.	169,773
10,600	FUJIFILM Holdings Corp.	399,271
54,000	Fujikura Ltd. (b)	257,194
60,000	Fukuoka Financial Group, Inc.	344,715
18,000	Gunma Bank Ltd.	127,463
18,000	Hachijuni Bank Ltd.	140,323
47,000	Hankyu Hanshin Holdings, Inc.	283,696
4,800	Hikari Tsushin, Inc.	320,365
12,600	Hitachi Chemical Co., Ltd.	243,885
12,600	Hitachi High-Technologies Corp.	365,143
16,200	Hokuriku Electric Power Co.	239,496
14,300	Idemitsu Kosan Co., Ltd.	277,017
30,300	Inpex Corp.	380,275
7,200	Itochu Techno-Solutions Corp.	163,973
9,000	Japan Airlines Co., Ltd.	300,080
8,000	Japan Petroleum Exploration Co., Ltd.	307,963
84,700	JX Holdings, Inc.	368,842
26,000	Kajima Corp.	124,197
49,000	Kaneka Corp.	341,623
126,000	Kawasaki Kisen Kaisha Ltd.	325,472
16,500	KDDI Corp.	390,429
32,100	Konica Minolta, Inc.	354,451
16,200	Kuraray Co., Ltd.	219,068
16,000	Kyowa Hakko Kirin Co., Ltd.	234,220
7,200	Lintec Corp.	176,613
14,400	Medipal Holdings Corp.	196,452
5,400	Miraca Holdings, Inc.	271,671
21,800	Mitsubishi Tanabe Pharma Corp.	370,929
4,800	Mochida Pharmaceutical Co., Ltd.	328,099
17,000	NH Foods Ltd.	371,425
13,000	Nippo Corp.	217,413
54,000	Nippon Express Co., Ltd.	309,985
7,200	Nippon Paper Industries Co., Ltd.	125,554
8,000	Nippon Shokubai Co., Ltd.	110,453

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Japan — continued
6,200	Nippon Telegraph & Telephone Corp.	418,655
19,800	Nippon Television Holdings Inc.	341,429
27,100	Nipro Corp.	260,061
25,200	Nisshin Seifun Group, Inc.	293,887
5,400	Nissin Foods Holdings Co., Ltd.	258,909
21,700	NTT DOCOMO, Inc.	384,361
2,300	Oriental Land Co., Ltd.	155,711
90,000	Osaka Gas Co., Ltd.	381,975
8,900	Otsuka Holdings Co., Ltd.	280,924
66,700	Resona Holdings Inc.	355,649
500	Sawai Pharmaceutical Co., Ltd.	28,463
27,000	Sekisui House Ltd.	418,518
30,600	Seven Bank Ltd.	164,869
8,900	Shimachu Co., Ltd.	230,357
2,900	Shimamura Co., Ltd.	289,057
2,900	Shionogi & Co., Ltd.	95,598
32,400	Showa Shell Sekiyu	312,539
14,400	SKY Perfect JSAT Holdings, Inc.	90,196
7,100	SoftBank Corp.	443,823
94,900	Sojitz Corp.	185,567
37,000	Sumitomo Osaka Cement Co., Ltd.	120,507
5,910	Suzuken Co., Ltd.	184,938
53,000	Taisei Corp.	307,021
1,500	Taisho Pharmaceutical Holdings Co., Ltd.	105,412
4,100	Tohoku Electric Power Co., Inc.	51,577
60,000	Tokyo Gas Co., Ltd.	346,248
36,000	TonenGeneral Sekiyu	345,503
10,800	Toyo Suisan Kaisha Ltd.	377,895
6,600	Toyota Industries Corp.	373,786
10,700	Tsumura & Co.	250,736
7,300	West Japan Railway Co.	404,299
5,500	Yamaha Corp.	99,947
25,000	Yokohama Rubber Co., Ltd.	269,015

		22,088,772

	Luxembourg — 0.1%
16,500	Samsonite International S.A.	60,178

	Netherlands — 2.2%
4,116	Boskalis Westminster NV	213,870
2,682	Heineken Holding NV	186,961
7,720	Koninklijke Ahold NV	149,569
7,792	QIAGEN NV (a)	187,362
12,636	Reed Elsevier NV	304,748
24,777	Royal Dutch Shell plc, Class A	781,220
10,098	Wolters Kluwer NV	327,151

		2,150,881

SHARES	SECURITY DESCRIPTION	VALUE($)

	New Zealand — 0.6%
38,482	Fletcher Building Ltd.	243,595
148,230	Spark New Zealand Ltd.	335,406

		579,001

	Norway — 0.9%
828	DNB ASA	14,710
9,866	Marine Harvest ASA	120,253
19,872	Norsk Hydro ASA (b)	94,110
2,574	Seadrill Ltd.	32,807
14,276	Statoil ASA	302,656
6,084	Yara International ASA	311,729

		876,265

	Portugal — 0.6%
74,394	EDP - Energias de Portugal S.A.	297,457
17,676	Galp Energia SGPS S.A.	241,449

		538,906

	Singapore — 3.5%
162,400	CapitaMall Trust REIT (b)	268,145
48,500	ComfortDelGro Corp., Ltd.	112,357
28,900	DBS Group Holdings Ltd.	459,232
851,500	Golden Agri-Resources Ltd.	269,374
324,000	Hutchison Port Holdings Trust, Class U	218,298
55,900	Keppel Corp., Ltd.	367,164
72,000	Sembcorp Industries Ltd.	245,369
28,800	Sembcorp Marine Ltd.	64,416
90,000	Singapore Press Holdings Ltd.	284,812
133,900	Singapore Telecommunications Ltd.	447,440
44,700	StarHub Ltd.	142,738
77,500	Suntec REIT (b)	103,461
18,000	Venture Corp., Ltd.	114,797
120,500	Wilmar International Ltd.	295,963

		3,393,566

	South Korea — 8.6%
6,022	Celltrion, Inc. (a)	479,445
704	CJ CheilJedang Corp.	273,783
1,692	CJ Corp.	300,810
2,580	Daum Kakao Corp.	258,524
4,695	GS Holdings Corp.	219,013
620	Hyundai Department Store Co., Ltd.	84,161
2,232	Hyundai Hysco Co., Ltd.	137,501
3,313	Hyundai Steel Co.	242,153
19,954	Industrial Bank of Korea	274,166
3,875	Kangwon Land, Inc.	132,092
9,483	Korea Electric Power Corp.	412,358
5,238	Korea Gas Corp.	225,917

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	South Korea — continued
487	Korea Zinc Co., Ltd.	216,888
3,852	Korean Air Lines Co., Ltd. (a) (b)	164,392
12,562	KT Corp.	371,332
4,758	KT&G Corp.	422,095
3,345	LG Corp.	207,555
11,268	LG Display Co., Ltd.	312,046
34,110	LG Uplus Corp.	341,241
810	Lotte Shopping Co., Ltd.	195,346
1,814	POSCO	427,312
543	Samsung Electronics Co., Ltd. (b)	712,337
1,759	SK C&C Co., Ltd.	416,300
908	SK Holdings Co., Ltd.	156,347
9,918	SK Hynix, Inc.	424,342
16,488	SK Networks Co., Ltd.	121,867
1,568	SK Telecom Co., Ltd.	420,182
5,076	SKC Co., Ltd.	199,803
2,116	S-Oil Corp.	144,172

		8,293,480

	Spain — 2.1%
16,002	Acerinox S.A.	233,504
738	Corp. Financiera Alba S.A.	37,493
9,486	Enagas S.A.	292,147
14,545	Endesa S.A.	288,185
14,796	Ferrovial S.A.	335,543
7,128	Gas Natural SDG S.A.	175,264
41,666	Iberdrola S.A.	278,883
828	Red Electrica Corp. S.A.	69,490
12,746	Repsol S.A.	262,746
5,796	Telefonica S.A.	88,218

		2,061,473

	Sweden — 2.7%
16,779	Boliden AB	364,535
7,884	Holmen AB, Class B	260,866
8,568	Investor AB, Class B (b)	349,127
19,855	Securitas AB, Class B	296,923
12,451	Skanska AB, Class B	277,074
5,526	Svenska Cellulosa AB SCA, Class B (b)	139,780
27,918	Tele2 AB, Class B	372,364
21,438	Telefonaktiebolaget LM Ericsson, Class B (b)	234,463
47,844	TeliaSonera AB	297,452

		2,592,584

	Switzerland — 2.1%
1,629	Aryzta AG	109,920
1,998	Baloise Holding AG	260,012

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — continued
11,255	Clariant AG	247,100
8,858	Coca-Cola HBC AG (a)	186,873
452	Kuehne & Nagel International AG	67,793
1,710	Lonza Group AG	241,777
3,750	Novartis AG	382,771
925	Sonova Holding AG	127,793
630	Swiss Re AG	55,886
630	Swisscom AG	374,539

		2,054,464

	United Kingdom — 24.6%
10,062	Admiral Group plc	239,934
24,302	AMEC plc	340,255
31,212	Antofagasta plc	373,583
27,003	ARM Holdings plc	458,816
1,127	Associated British Foods plc	49,202
8,354	AstraZeneca plc (b)	573,303
17,462	Aviva plc	140,489
22,824	Babcock International Group plc	352,079
45,091	Barratt Developments plc (b)	357,721
7,112	Berkeley Group Holdings plc	273,829
37,247	BG Group plc	674,671
9,165	BHP Billiton plc	220,293
116,046	BP plc (b)	836,965
11,882	British American Tobacco plc	652,836
33,588	British Land Co., plc REIT (b)	427,785
69,643	BT Group plc, Class A	485,728
13,176	Bunzl plc (b)	370,471
20,221	Capita plc	353,930
4,760	Carnival plc	216,565
112,958	Centrica plc	441,041
48,798	Cobham plc	221,366
4,238	Croda International plc (b)	183,914
33,340	Drax Group plc	203,700
13,663	Easyjet plc	377,789
33,683	GKN plc	180,661
32,220	GlaxoSmithKline plc	744,171
35,469	Hammerson plc REIT (b)	363,397
5,520	Hikma Pharmaceuticals plc	172,621
8,138	IMI plc	155,944
10,296	Imperial Tobacco Group plc	502,756
3,953	Inchcape plc (b)	50,282
26,298	Inmarsat plc	404,949
10,095	InterContinental Hotels Group plc	431,715
8,478	International Game Technology plc (a)	172,612
50,387	Intu Properties plc REIT (b)	264,330

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United Kingdom — continued
23,472	John Wood Group plc	247,310
7,430	Johnson Matthey plc	379,885
23,310	Land Securities Group plc REIT (b)	446,070
107,696	Legal & General Group plc	428,097
24,747	Meggitt plc	199,988
12,246	Merlin Entertainments plc	81,821
17,969	Mondi plc	363,837
35,830	National Grid plc	482,030
4,140	Next plc	465,459
2,980	Pearson plc	60,222
4,648	Pennon Group plc	61,003
16,470	Persimmon plc	427,630
16,219	Petrofac Ltd.	216,478
1,106	Reckitt Benckiser Group plc (b)	98,438
25,182	Reed Elsevier plc	416,768
42,301	Rexam plc	375,452
5,161	Rio Tinto plc	230,959
52,805	Sage Group plc	392,614
35,939	Segro plc REIT (b)	236,098
12,313	Severn Trent plc	400,956
5,846	Shire plc	475,064
10,778	Sky plc (b)	177,706
25,168	Smith & Nephew plc (b)	428,342
22,889	Smiths Group plc	400,702
19,570	SSE plc	463,683
12,007	Subsea 7 S.A.	133,372
168,747	Taylor Wimpey plc	428,477
9,900	Travis Perkins plc	314,671
47,900	Tullow Oil plc	304,118
6,527	Unilever plc	286,106
29,448	United Utilities Group plc	438,072
176,058	Vodafone Group plc	620,285
5,332	Whitbread plc (b)	428,154
10,782	WM Morrison Supermarkets plc	30,742
21,331	WPP plc	497,468

		23,707,780

	Total Common Stocks (Cost $91,137,278)	95,917,168

	Total Investments — 99.5% (Cost $91,137,278)	95,917,168
	Assets in Excess of Other Liabilities — 0.5%	470,551

	NET ASSETS — 100.0%	$96,387,719

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	5.3
Diversified Telecommunication Services	5.1
Chemicals	4.4
Metals & Mining	3.7
Electric Utilities	3.6
Real Estate Investment Trusts (REITs)	3.3
Food Products	3.3
Commercial Banks	3.0
Media	2.9
Wireless Telecommunication Services	2.9
Health Care Providers & Services	2.8
Semiconductors & Semiconductor Equipment	2.5
Hotels, Restaurants & Leisure	2.5
Gas Utilities	2.3
Industrial Conglomerates	2.2
Household Durables	2.2
Insurance	2.1
Road & Rail	2.0
Health Care Equipment & Supplies	1.9
Electronic Equipment & Instruments	1.8
Construction & Engineering	1.7
Trading Companies & Distributors	1.7
Tobacco	1.6
Energy Equipment & Services	1.6
Aerospace & Defense	1.4
Food & Staples Retailing	1.4
Auto Components	1.4
Multi-Utilities	1.4
Commercial Services & Supplies	1.3
Transportation Infrastructure	1.3
Specialty Retail	1.3
IT Services	1.2
Airlines	1.1
Software	1.0
Others (each less than 1.0%)	11.6

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Exchange-Traded Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(b)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A of the Notes to Financial Statements are as follows:

Fund	Value	Percentage
JPMorgan Diversified Return Emerging Markets Equity ETF	$25,737,205	78.2%
JPMorgan Diversified Return Global Equity ETF	33,024,449	70.7
JPMorgan Diversified Return International Equity ETF	95,742,465	99.8

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2015 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$32,930,695	$46,680,587	$95,917,168
Cash	83,476	126,643	112,583
Foreign currency, at value	23,940	113,243	68,257
Receivables:
Dividends from non-affiliates	40,990	115,230	367,598
Deferred offering costs	9,318	7,673	5,145
Due from adviser	48,637	109,621	—
Prepaid insurance	15,580	32,510	41,118
Tax reclaims	—	9,497	11,238

Total Assets	33,152,636	47,195,004	96,523,107

LIABILITIES:
Payables:
Investment securities purchased	5,077	—	—
Accrued liabilities:
Professional fees	82,239	122,116	75,729
Custodian and Transfer Agent fees (Note 3.C)	55,858	6,814	34,367
Trustees’ and Chief Compliance Officer’s fees	3,825	5,488	8,785
Administration fees	—	—	998
Accounting fees	991	1,960	3,164
Other	6,892	8,080	12,345

Total Liabilities	154,882	144,458	135,388

Net Assets	$32,997,754	$47,050,546	$96,387,719

NET ASSETS:
Paid-in-Capital	$30,881,344	$45,102,290	$90,782,143
Accumulated undistributed (distributions in excess of) net investment income	103,761	324,868	654,449
Accumulated net realized gains (losses)	(4,116)	(206,428)	166,203
Net unrealized appreciation (depreciation)	2,016,765	1,829,816	4,784,924

Total Net Assets	$32,997,754	$47,050,546	$96,387,719

Outstanding number of shares authorized (unlimited number of shares authorized — no par value)	600,000	900,000	1,800,000

Net asset value, per share (a)	$55.00	$52.28	$53.55

Cost of investments in non-affiliates	$30,914,076	$44,853,594	$91,137,278
Cost of foreign currency	23,801	110,427	66,860

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	31

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2015 (Unaudited)

	JPMorgan Diversified Return Emerging Markets Equity ETF (a)	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Equity ETF (b)
INVESTMENT INCOME:
Dividend income from non-affiliates	$150,735	$591,373	$889,448
Interest income from affiliates	9	66	20
Interest income from non-affiliates	—	15	4
Foreign taxes withheld	(17,120)	(51,865)	(96,526)

Total investment income	133,624	539,589	792,946

EXPENSES:
Investment advisory fees	29,199	49,687	52,622
Administration fees	5,641	17,598	18,634
Custodian and Transfer Agent fees (Note 3.C)	77,251	26,215	66,924
Professional fees	82,239	170,679	83,408
Trustees’ and Chief Compliance Officer’s fees	12,060	50,062	44,634
Insurance expense	8,530	15,633	29,725
Printing and mailing costs	3,754	5,098	4,938
Registration and filing fees	829	1,373	2,526
Offering costs	7,993	12,847	12,420
Interest expense to affiliates	—	34	—
Other	21,012	29,475	32,686

Total expenses	248,508	378,701	348,517

Less fees waived (Note 3.D)	(34,840)	(67,285)	(71,256)
Less expense reimbursements from affiliates (Note 3.D)	(154,405)	(217,328)	(132,579)
Less expense reimbursements from non-affiliates (Note 3.C)	(29,400)	(15,400)	(50,400)

Net expenses	29,863	78,688	94,282

Net investment income (loss)	103,761	460,901	698,664

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,712)	(88,529)	154,593
Foreign currency transactions	(2,404)	(18,226)	11,610

Net realized gain (loss)	(4,116)	(106,755)	166,203

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	2,016,619	2,204,221	4,779,890
Foreign currency translations	146	4,217	5,034

Change in net unrealized appreciation/depreciation	2,016,765	2,208,438	4,784,924

Net realized/unrealized gains (losses)	2,012,649	2,101,683	4,951,127

Change in net assets resulting from operations	$2,116,410	$2,562,584	$5,649,791

(a)	Commencement of operations was January 7, 2015.
(b)	Commencement of operations was November 5, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Global Equity ETF		JPMorgan Diversified Return International Equity ETF
	Period Ended April 30, 2015 (a) (Unaudited)	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014 (b)	Period Ended April 30, 2015 (c) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$103,761	$460,901	$146,757	$698,664
Net realized gain (loss)	(4,116)	(106,755)	(94,421)	166,203
Change in net unrealized appreciation/depreciation	2,016,765	2,208,438	(378,622)	4,784,924

Change in net assets resulting from operations	2,116,410	2,562,584	(326,286)	5,649,791

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(288,042)	—	(44,215)

Total distributions to shareholders	—	(288,042)	—	(44,215)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,881,344	19,929,237	25,173,053	90,782,143

NET ASSETS:
Change in net assets	32,997,754	22,203,779	24,846,767	96,387,719
Beginning of period	—	24,846,767	—	—

End of period	$32,997,754	$47,050,546	$24,846,767	$96,387,719

Accumulated undistributed (distributions in excess of) net investment income	$103,761	$324,868	$152,009	$654,449

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$30,881,344	$19,929,237	$25,173,053	$90,782,143

Total change in net assets resulting from capital transactions	$30,881,344	$19,929,237	$25,173,053	$90,782,143

SHARE TRANSACTIONS:
Issued	600,000	400,000	500,000	1,800,000

Net increase in shares from share transactions	600,000	400,000	500,000	1,800,000

(a)	Commencement of operations was January 7, 2015.
(b)	Commencement of operations was June 16, 2014.
(c)	Commencement of operations was November 5, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	33

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED (Unaudited)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period
Diversified Return Emerging Markets Equity ETF
January 7, 2015 (a) through April 30, 2015	$50.00	$0.26	$4.74	$5.00	$—	$55.00	$55.34

Diversified Return Global Equity ETF
Six month period ended April 30, 2015	49.69	0.55	2.36	2.91	(0.32)	52.28	52.26
June 16, 2014 (a) through October 31, 2014	50.00	0.38	(0.69)	(0.31)	—	49.69	50.09

Diversified Return International Equity ETF
November 5, 2014 (a) through April 30, 2015	50.00	0.80	2.90	3.70	(0.15)	53.55	53.67

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2015.
(h)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

Ratios/Supplemental data
			Ratios to average net assets (f)
Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses (g)	Net investment income (loss)	Expenses without waivers and reimbursements (g)	Portfolio turnover rate (c)(h)

10.00%	10.68%	$32,997,754	0.45%	1.56%	3.66%	15%

5.90	5.01	47,050,546	0.38	2.23	1.80	9
(0.62)	0.18	24,846,767	0.38	2.01	5.19	14

7.42	7.66	96,387,719	0.43	3.19	1.56	11

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	35

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed as a Delaware statutory trust on February 25, 2010, pursuant to a Declaration of Trust dated October 21, 2013, as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”), JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”), and JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) (each a “Fund” and collectively, the “Funds”) are each separate diversified series of the Trust covered in this report.

The Emerging Markets Equity ETF commenced operations on January 7, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of FTSE Emerging Diversified Factor Index.

The Global Equity ETF commenced operations on June 16, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index.

The International Equity ETF commenced operations on November 5, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 100,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount (except for the Emerging Markets Equity ETF, whose shares are created and redeemed partially in cash). Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith pursuant to procedures approved by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the NAV of the Funds is calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved pricing service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

36	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$1,833,966	$—	$—	$1,833,966
Chile	284,326	—	—	284,326
China	153,340	7,568,395	25,175	7,746,910
Colombia	51,113	—	—	51,113
Czech Republic	29,437	62,456	—	91,893
Egypt	—	76,843	—	76,843
Hungary	—	35,291	—	35,291
India	566,816	—	—	566,816
Indonesia	25,891	1,570,968	—	1,596,859
Malaysia	384,836	1,011,342	—	1,396,178
Mexico	1,128,281	—	—	1,128,281
Philippines	135,044	982,399	—	1,117,443
Poland	15,594	378,929	—	394,523
Russia	36,463	1,334,482	—	1,370,945
South Africa	206,733	3,129,387	—	3,336,120
Taiwan	25,014	5,913,450	—	5,938,464
Thailand	—	1,428,892	—	1,428,892
Turkey	—	531,950	—	531,950
United Arab Emirates	76,210	211,556	—	287,766
United Kingdom	45,414	46,972	—	92,386

Total Common Stock	4,998,478	24,283,312	25,175	29,306,965

Exchange Traded Fund
United States	2,130,442	—	—	2,130,442

Total Exchange Traded Fund	2,130,442	—	—	2,130,442

Preferred Stocks
Brazil	1,363,276	—	—	1,363,276
Colombia	18,821	—	—	18,821
Russia	—	111,191	—	111,191

Total Preferred Stocks	1,382,097	111,191	—	1,493,288

Total Investments in Securities	$8,511,017	$24,394,503	$25,175	$32,930,695

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	37

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Global Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,803,906	$—	$4,803,906
Austria	—	107,839	—	107,839
Belgium	—	488,451	—	488,451
Canada	1,405,020	—	—	1,405,020
Denmark	—	283,292	—	283,292
Finland	—	410,054	—	410,054
France	—	1,839,291	—	1,839,291
Germany	—	1,313,342	—	1,313,342
Greece	—	48,186	—	48,186
Hong Kong	221,017	1,832,855	—	2,053,872
Israel	111,947	—	—	111,947
Italy	—	511,649	—	511,649
Japan	—	10,179,216	—	10,179,216
Netherlands	—	549,631	—	549,631
New Zealand	—	122,249	—	122,249
Norway	—	428,684	—	428,684
Portugal	—	105,474	—	105,474
Singapore	—	1,310,649	—	1,310,649
South Korea	147,973	3,618,605	—	3,766,578
Spain	—	929,598	—	929,598
Sweden	121,213	1,182,645	—	1,303,858
Switzerland	88,256	990,457	—	1,078,713
United Kingdom	77,415	1,520,220	—	1,597,635
United States	11,895,587	—	—	11,895,587

Total Common Stocks	14,068,428	32,576,293	—	46,644,721

Preferred Stock
Germany	—	35,866	—	35,866

Total Preferred Stock	—	35,866	—	35,866

Total Investments in Securities	$14,068,428	$32,612,159	$—	$46,680,587

38	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,430,859	$—	$9,430,859
Austria	—	313,905	—	313,905
Belgium	—	919,420	—	919,420
Denmark	139,190	798,793	—	937,983
Finland	—	1,363,980	—	1,363,980
France	—	5,233,891	—	5,233,891
Germany	—	3,054,385	—	3,054,385
Hong Kong	614,368	4,167,491	—	4,781,859
Ireland	—	214,626	—	214,626
Italy	—	1,268,910	—	1,268,910
Japan	—	22,088,772	—	22,088,772
Luxembourg	—	60,178	—	60,178
Netherlands	—	2,150,881	—	2,150,881
New Zealand	—	579,001	—	579,001
Norway	—	876,265	—	876,265
Portugal	—	538,906	—	538,906
Singapore	—	3,393,566	—	3,393,566
South Korea	422,095	7,871,385	—	8,293,480
Spain	—	2,061,473	—	2,061,473
Sweden	—	2,592,584	—	2,592,584
Switzerland	—	2,054,464	—	2,054,464
United Kingdom	172,612	23,535,168	—	23,707,780

Total Common Stocks	1,348,265	94,568,903	—	95,917,168

Total Investments in Securities	$1,348,265	$94,568,903	$—	$95,917,168

There were no transfers among any levels during the period ended April 30, 2015.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of April 30, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under rule 144A and/or Regulation S under the Securities Act. As of April 30, 2015, the Funds had no investments in illiquid securities.

C. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholdling taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	39

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

D. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of each Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time it commenced operations. Approximate offering costs incurred by the Funds were as follows:

Emerging Markets Equity ETF	$17,000
Global Equity ETF	30,000
International Equity ETF	17,500

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

F. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined as of April 30, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

H. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by the Funds at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Emerging Markets Equity ETF	0.44%
Global Equity ETF	0.24
International Equity ETF	0.24

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement.

The Administrator waived administration fees as authorized in Note 3.D.

C. Custodian and Transfer Agent Fees – JPMorgan Chase Bank N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian fees in the Statements of Operations. With respect to transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, the Authorized Participants generally reimburse the Funds for fees associated with creations and redemptions of Fund shares. These amounts are used to offset custodian charges incurred by the Funds for these transactions.

For the period ended April 30, 2015, Authorized Participants reimbursed the Fund’s as follows:

Emerging Markets Equity ETF	$29,400
Global Equity ETF	15,400
International Equity ETF	50,400

40	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

Interest income, earned on cash balances at the custodian, if any, is included as interest income from affiliates in the Statements of Operations.

Interest income paid to the custodian related to overdrafts, if any, is included in interest expense to affiliates in the Statements of Operations.

D. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Emerging Markets Equity ETF	0.45%
Global Equity ETF	0.38
International Equity ETF	0.43

The expense limitation agreements were in effect for the period ended April 30, 2015. The contractual expense limitation percentages in the table above are in place until at least February 29, 2016.

For the period ended April 30, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each Fund as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Emerging Market Equity ETF	$29,199	$5,641	$34,840	$183,805
Global Equity ETF	49,687	17,598	67,285	232,728
International Equity ETF	52,622	18,634	71,256	182,979

Contractual reimbursements include reimbursements outlined in Note 3.C.

E. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Funds’ Statements of Operations.

During the period ended April 30, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the period ended April 30, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

4. Investment Transactions

During the period ended April 30, 2015, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Markets Equity ETF	$14,666,144	$3,356,493
Global Equity ETF	5,571,561	3,867,667
International Equity ETF	14,931,371	5,745,186

During the period ended April 30, 2015, there were no purchases or sales of U.S. Government securities.

For the period ended April 30, 2015, in-kind transactions associated with creations and redemptions were:

	In-Kind Purchases	In-Kind Sales
Emerging Markets Equity ETF	$19,606,138	$—
Global Equity ETF	18,072,619	—
International Equity ETF	81,796,467	—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2015 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity ETF	$30,914,076	$2,705,063	$(688,444)	$2,016,619
Global Equity ETF	44,853,594	3,375,747	(1,548,754)	1,826,993
International Equity ETF	91,137,278	5,595,965	(816,075)	4,779,890

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	41

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to passive foreign investment company and wash sales transactions.

As of October 31, 2014, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Global Equity ETF	$77,532	$—

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a “DTC Participant”; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

For more information about Creation Unit transactions please refer to the Statement of Additional information.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Adviser owns a significant portion of the outstanding shares of each Fund.

Each Fund may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on a Fund’s benchmark index (each, an “Underlying Index”). Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2015, a significant portion of the Funds’ net assets consisted of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of April 30, 2015, the Funds had the following country allocation representing greater than 10% of total investments:

	Australia	China	Japan	South Africa	Taiwan	United Kingdom	United States
Diversified Return Emerging Markets Equity ETF	—	23.5%	—	10.1%	18.0%	—	—
Diversified Return Global Equity ETF	10.3%	—	21.8%	—	—	—	25.5%
Diversified Return International Equity ETF	—	—	23.0%	—	—	24.7%	—

Premium/Discount Risk — Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of a fund may result in shares trading at a significant premium or discount to the NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholders performance may be negatively impacted.

Index Tracking Risk — Each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. Additionally, each Fund calculates its NAV based on fair value prices and the value of its Underlying Index is based on securities’ closing prices on a local foreign market exchange. To the extent of the previously outlined items, each Fund’s return differs from the return of the Underlying Index.

8. Related Party Transactions

SIDCO is the distributor of each Fund’s shares. The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor receives no fee for its distribution services under the Distribution Agreement.

The Funds may use related party broker-dealers. For the period ended April 30, 2015, the Funds incurred no brokerage commissions with broker-dealers affiliated with the Adviser or Trust.

42	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

SUPPLEMENTAL INFORMATION

FOR THE PERIOD ENDED APRIL 30, 2015 (Unaudited)

The table below indicates the number of trading days in which the Funds traded within the range of the premium/(discount) noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical information. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Emerging Markets Equity ETF (a)		Global Equity ETF		International Equity ETF (b)
Range of Premium Discount	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Between -0.50% and 1.00%	57	73.08%	118	95.16%	119	100.00%
Greater than 1.00%	21	26.92%	6	4.84%	0	0.00%

	78	100.00%	124	100.00%	119	100.00%

(a)	Commencement of operations was January 7, 2015.
(b)	Commencement of operations was November 5, 2014.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	43

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing each Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2014 (or such other period as specified below) and continued to hold your shares at the end of the reporting period, April 30, 2015.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period	Annualized Expense Ratios
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual Fund Return (1)	$1,000.00	$1,100.00	$1.48	0.45%
Hypothetical 5% Return (2)	1,000.00	1,022.56	2.26	0.45

JPMorgan Diversified Return Global Equity ETF
Actual Fund Return	1,000.00	1,059.00	1.94	0.38
Hypothetical 5% Return (2)	1,000.00	1,022.91	1.91	0.38

JPMorgan Diversified Return International Equity ETF
Actual Fund Return (3)	1,000.00	1,074.20	1.39	0.43
Hypothetical 5% Return (2)	1,000.00	1,022.66	2.16	0.43

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the actual period). The Fund commenced operations on January 7, 2015.
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(3)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the actual period). The Fund commenced operations on November 5, 2014.

44	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the JPMorgan Diversified Return International Equity ETF and the JPMorgan Diversified Return Emerging Markets Equity ETF

On February 19-20, 2014, the Board of the Trust, a statutory Trust organized under the laws of the State of Delaware, held an in-person meeting and approved the initial Investment Advisory Agreement (“Agreement”) for the JPMorgan Diversified Return International Equity ETF and the JPMorgan Diversified Return Emerging Markets Equity ETF (each, a Fund and collectively the “Funds”). The approval included the approval of a majority of Trustees who are not interested persons of the Trust or the Adviser. Such Trustees are considered Independent Trustees as defined by the 1940 Act. In connection with the approval of the Agreement for each Fund, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Agreement, the Trustees reviewed the Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Agreement. The Trustees also discussed the proposed Agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Agreement for each Fund.

The Trustees considered information provided with respect to each Fund and the approval of the Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the Agreement was fair and reasonable and that the initial approval of the Agreement was in the best interests of each Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Agreement, as well as other relevant information furnished for the Trust. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy and the underlying indices for the Funds, and the infrastructure supporting the portfolio management teams. In addition, the Trustees considered information about the structure and distribution strategies of the Funds, how they fit within the Trust’s lineup, and how they will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser gained from experience in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Trust, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust.

The Trustees also considered that the fees that the Administrator, an affiliate of the Adviser, will earn from the Funds for providing administrative services. The Trustees also considered the fees paid to JPMCB, also an affiliate of the Adviser, for custody, transfer agency and other related services. The Trustees also considered that any fall-out or ancillary benefits would be comparable to those related to the other actively managed funds in the complex.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Funds contains breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints. With respect to the administration agreement, the Trustees also considered the fact that the Funds would benefit from economies of scale for the broader J.P. Morgan mutual fund complex because the administration fee had been set at a level consistent with the lower effective rate of the mutual funds, which includes breakpoints. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Funds will generally benefit from the lower expense ratios that resulted from these factors.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, including the fact that each Fund seeks performance that closely corresponds to its Underlying Index, the portfolio management teams and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

APRIL 30, 2015	JPMORGAN EXCHANGE-TRADED FUNDS	45

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by each Fund to the Adviser and compared that rate to the fees charged to similar mutual funds managed by the Adviser, as well as information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Funds. The Trustees also noted that the Adviser does not currently manage other mutual funds or institutional accounts with the same or similar strategies proposed for the Funds. The Trustees also reviewed information about other projected expenses and the expense ratios for the

Funds. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Funds and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that each Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

46	JPMORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2015

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-ETF-1014

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
July 6, 2015

By:	/s/ Paul E. Shield
Paul E. Shield
Treasurer and Principal Financial Officer
July 6, 2015